united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 7/31/19

Item 1. Reports to Stockholders.

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Dynamic Income Fund

Arrow Managed Futures Strategy Fund

Annual Report

July 31, 2019

1-877-277-6933

Distributed by Archer Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.ArrowFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Funds documents that have been mailed to you.

Dear Shareholder,

We are pleased to provide the annual report for the Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Dynamic Income Fund and Arrow Managed Futures Strategy Fund (each “a Fund” and collectively the “Funds”) for the one-year period ended July 31, 2019. During the past year, we have continued our ongoing client education efforts regarding the potential benefits of combining tactical asset allocation with alternative assets. All of our Funds continue to support this philosophy.

Arrow DWA Balanced Fund allows investors to gain exposure to sophisticated asset allocation strategies similar to those used by institutions and endowments. The Fund stays responsive to market conditions through a relative strength-based allocation process across a diverse array of market segments primarily through a combination of exchange traded products (“ETP”) and individual equities based on the DWA Balanced investment model. The Fund also provides exposure to managed futures using derivatives, such as swap agreements, with an additional expense that will reduce the overall performance. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. As conditions change, the tactical nature of the Fund allows it to seek new market leadership. The Fund’s net assets were more than $64 million at the end of July 2019. Since the Fund’s inception in August 2006 through the end of July 2019, the Fund’s annualized performance was 4.37% (Class A, without load), while the S&P 500 Index returned 9.03%, the Morningstar Global Flexible Allocation Equal Weight Index returned 3.64% and the Bloomberg Barclays U.S. Aggregate Bond Index returned 4.36% over the same time period. The Fund (Class A, without load) was up 1.22% for the one-year period through July 2019, lagging the S&P 500’s 7.99% return over the same period and outperformed the Morningstar Global Flexible Allocation Equal Weight benchmark’s performance of 1.12%. Over the same one-year period, bonds were up 8.08%, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. The domestic equity markets were volatile over the 12 month period with a correction in Q4 2018 followed by a strong recovery in Q1 2019. The Fund’s diversified exposure to bonds, foreign equities and alternative assets allowed the Fund to defend capital during down periods but lagged during the recovery which was concentrated in domestic large-cap growth. The Fund is mandated to maintain diversification, which may help with volatility when traditional markets become erratic. The Fund’s relative-strength-based approach continues to evolve and respond to the changing markets. But again, overall performance of the Fund was muted relative to domestic equities due to the diverse global asset class exposure.

Arrow DWA Tactical Fund stays responsive to market conditions through a relative strength-based allocation process across a concentrated portfolio primarily consisting of exchange traded products based on the DWA Global Macro investment model. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. The Arrow DWA Tactical Fund’s net assets were at approximately $120 million through the end of July 2019.

Since its inception in May 2008 through July 2019, the Fund’s Class A shares (without load) had an annualized return of 2.83% versus the broad domestic stock market’s return of 9.31% as measured by the S&P 500 Index and the PCM Global Macro Index’s return of 4.40%. The Bloomberg Barclays U.S. Aggregate Bond Index returned 4.04% over the same time period. Keep in mind that the performance since inception can be deceiving, considering the Fund was launched around the market peak shortly before the global financial crisis of 2008-09. It is important to remember that some of that performance occurred prior to the Fund’s current global macro approach went into effect on August 3, 2009. Choppy markets and frequent changes in market leadership tend to hinder relative strength-based strategies, particularly those with concentrated holdings exposure. Despite the timing of the Fund’s launch, returns since inception are positive and the strategy has had many periods where it has shined versus its peers. The Fund (Class A, without load) was -3.93% for the one-year period, trailing the S&P 500’s 7.99% and the PCM Global Macro’s -1.58% return. When compared to the bond market, the Fund underperformed the Bloomberg Barclays U.S. Aggregate Bond Index’s one-year return of 8.08%. The one-year returns lagged the domestic equity markets primarily due to the steep reversal in relative strength of the Energy Sector. The Fund began to rotate into the energy sector beginning in March 2018 picking up on the recovery in energy prices. This is an example of how the global macro approach continues to adapt to changing market conditions through its relative strength-based strategy. However, the rapid and sharp decline in energy prices during Q4 2018 caused losses and the Fund rotated to more defensive positions which were exhibiting strength at that time. The Fund benefits from sustained trends and fewer shifts in market leadership, while rapid reversals challenge the Fund’s relative strength approach.

Arrow Dynamic Income Fund allows investors to gain exposure to four nontraditional bond strategies within a single portfolio. The Fund is designed to provide tactical long, flat and/or short exposure to distinct fixed income baskets of high yield, credit default, mortgage backed securities and government bonds. The Fund uses ETPs, mutual funds, as well as derivatives and futures contracts for positional exposure, or to create market neutral positions when bond market liquidity is a factor. The use of derivatives provides less transactional performance drag due to potential fixed income market liquidity premiums and constraints. The Fund’s focus on alternative fixed income follows four distinct systematic tactical strategies that act independently of one another and are unique to each market segment. The Fund’s net assets were more than $19 million at the end of July 2019. Since its inception in October 2007 through July 31, 2019, the Fund’s Class A shares (without load) had an annualized return of -0.33% versus the Bloomberg Barclays U.S. Aggregate Bond Index return of 4.13% over the same period and the PCM Emerald Long/Short Debt HF Index’s 3.73% return. It is important to remember that some of that performance occurred prior to the Fund’s current alternative fixed income approach, which went into effect on March 31, 2014. The Fund (Class A, without load) was -1.2% for the one-year period ending July 2019, while the Bloomberg Barclays U.S. Aggregate Bond Index returned 8.08% and the PCM Emerald Long/Short Debt HF Index returned 5.37%. Since the Q4 2018 correction, the Federal Reserve has shifted its rate policy from increasing rates to decreasing rates. Traditional bonds have enjoyed consistent performance since this shift in posture. During the past year, the long/short Credit Suisse Fixed Income Arbitrage Hedge Fund Index was up 2.75% while the PCM Emerald Long/Short Debt HF Index was 5.37%. The Fund has historically performed well during periods when consistent trends in prices emerge in Government Bonds, the Credit Default Index and High Yield Bonds in general. The sharp reversals in Credit Default and High Yield Bond prices during the period created difficulties within the Fund’s models in transitions and as a result the Fund finished the period lagging its benchmarks.

Arrow Managed Futures Strategy Fund follows a strategy that seeks to provide exposure to a wide range of global futures markets. In October 2015, the Fund began tracking the DUNN Capital World Monetary & Agricultural (“WMA”) Program, a systematic quantitative managed futures program overseen by DUNN Capital Management, LLC (“DUNN”). With more than 40 years of experience, DUNN has received several awards and has been recognized as an industry leader. The DUNN WMA Program provides access to more than 50 global markets through the use of more than 100 proprietary trading models. The nature of managed futures generally requires direct or indirect exposure to the futures market, rather than holding physical commodities and financial instruments. In order to provide mutual fund access to the DUNN WMA Program, the Fund must use derivatives, such as swap agreements, with an additional expense that will reduce the overall performance. The market value of the swap makes up 100% of the notional value of the Fund. The Fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. The Fund’s net assets were more than $127 million at the end of July 2019. Since its inception at the end of April 2010 through the end of July 2019, the Fund (Class A, without load) has an annualized return of -0.09%, while the broad market S&P 500 Index has returned an annualized 12.80% and the Credit Suisse Managed Futures Liquid Index returned an annualized 1.71%. The Fund (Class A, without load) gained 12.80% in the one-year period ended July 31, 2019, while the S&P 500 Index, Bloomberg Barclays U.S. Aggregate Bond Index and Credit Suisse Managed Futures Liquid Index returned 7.99%, 8.08% and 5.00%, respectively, over the same time period. The DUNN WMA Program has historically embraced a wider range of volatility than the managed futures strategies represented by the Credit Suisse Managed Futures Liquid Index. During the last 12 months, the Fund has outperformed this benchmark as well as the S&P 500 and is a top performer in the Managed Futures Category.

For more information, please visit our website at www.arrowfunds.com. We are grateful for your investment and for your continued confidence in our company.

Sincerely,

Joseph J. Barrato

Chief Executive Officer

Arrow Investment Advisors, LLC

August 2019

AD-091819

Arrow DWA Balanced Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2019

The Fund’s performance figures* for the periods ended July 31, 2019, as compared to its benchmarks:

					Annualized
		Annualized	Annualized	Annualized	Since Inception -
	One Year	Three Year	Five Year	Ten Year	July 31, 2019
Arrow DWA Balanced Fund - Class A **	1.22%	2.67%	2.59%	5.47%	4.37%
Arrow DWA Balanced Fund - Class A with load **	(4.58)%	0.65%	1.39%	4.84%	3.90%
Arrow DWA Balanced Fund - Class C **	0.43%	1.91%	1.82%	4.68%	3.59%
Arrow DWA Balanced Fund - Institutional Class Shares ***	1.44%	2.93%	2.84%	N/A	4.29%
Morningstar Global Flexible Allocation EW Index	1.12%	5.16%	2.81%	5.03%	3.64%** / 3.79%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.86% for Class A shares, 2.61% for Class C shares and 1.61% for the Institutional Class shares per the December 1, 2018 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is August 7, 2006 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but does not have a specific target asset allocation, thus may invest in variable proportions of stocks, bonds or cash.

Comparison of the Change in Value of a $10,000 Investment

Arrow DWA Balanced Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
July 31, 2019

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Global	24.7%
Government	11.0%
Corporate	7.8%
Large-Cap	5.6%
Mid-Cap	5.5%
Conservative Allocation	5.1%
Real Estate	4.7%
Index Related	4.1%
Fixed Income Emerging Market	4.0%
Common Stocks
Consumer Discretionary	4.6%
Technology	4.1%
Financials	3.7%
Health Care	2.5%
Materials	1.6%
Utilities	1.6%
Consumer Staples	1.5%
Industrials	1.2%
Communications	0.4%
Purchased Put Options	0.5%
Money Market Fund	2.7%
Written Call Options	(0.9)%
Other Assets Less Liabilities	4.0%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Tactical Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2019

The Fund’s performance figures* for the periods ended July 31, 2019, as compared to its benchmarks:

					Annualized
		Annualized	Annualized	Annualized	Since Inception -
	One Year	Three Year	Five Year	Ten Year	July 31, 2019
Arrow DWA Tactical Fund - Class A **	(3.93)%	3.90%	4.00%	6.73%	2.83%
Arrow DWA Tactical Fund - Class A with load **	(9.48)%	1.86%	2.78%	6.10%	2.29%
Arrow DWA Tactical Fund - Class C **	(4.71)%	3.13%	3.23%	5.92%	2.06%
Arrow DWA Tactical Fund - Institutional Class Shares ***	(3.69)%	4.16%	4.26%	N/A	6.46%
PCM Global Macro Index	(1.58)%	2.63%	0.94%	1.91%	4.40%** / (0.34)%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.81% for Class A shares, 2.56% for Class C shares and 1.56% for the Institutional Class shares per the December 1, 2018 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is May 30, 2008 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The objective of the PCM Global Macro Index is total return through broad asset classes including global equities, fixed income, major currencies, precious metals, and commodity ETFs. By using inverse ETFs, PCM’s Risk Management Overlay may allow the capture of positive returns in periods of falling markets. The index may hold long and inverse (short) positions simultaneously. This creates a multi -directional strategy, making it possible to have gains when markets decline. This index may rotate on a monthly basis.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Large-Cap	39.7%
Real Estate Investment Trust (REIT)	29.0%
Consumer Discretionary	10.5%
Technology	10.5%
Utilities	10.4%
Conservative Allocation	0.1%
Money Market Fund	0.0%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Arrow Dynamic Income Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2019

The Fund’s performance figures* for the periods ended July 31, 2019, as compared to its benchmarks:

					Annualized
		Annualized	Annualized	Annualized	Since Inception -
	One Year	Three Year	Five Year	Ten Year	July 31, 2019
Arrow Dynamic Income Fund - Class A **	(1.20)%	0.39%	2.80%	0.67%	(0.33)%
Arrow Dynamic Income Fund - Class A with load **	(6.86)%	(1.57)%	1.60%	0.07%	(0.83)%
Arrow Dynamic Income Fund - Class C **	(1.98)%	(0.38)%	2.02%	(0.09)%	(1.07)%
Arrow Dynamic Income Fund - Institutional Class Shares ***	(1.07)%	0.61%	3.06%	N/A	1.44%
PCM Emerald Long/Short Debt HF Index	5.37%	1.85%	0.44%	2.52%	3.73%** / 0.18%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. All total returns as indicated above are calculated using the traded Net Asset Value on July 31, 2019. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.80% for Class A shares, 2.55% for Class C shares and 1.55% for the Institutional Class shares per the December 1, 2018 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is October 31, 2007 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The PCM Emerald Long/Short Debt HF Index uses an approach selecting the ETFs based upon a multi-factor quantitative approach.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Conservative Allocation	39.0%
Corporate	21.6%
Mutual Funds
Asset Backed Securities	14.7%
Mortgage Backed Securities	14.5%
Money Market Fund	8.1%
Other Assets Less Liabilities	2.1%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Arrow Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2019

The Fund’s performance figures* for the periods ended July 31, 2019, as compared to its benchmarks:

				Annualized
		Annualized	Annualized	Since Inception-
	One Year	Three Year	Five Year	July 31, 2019
Arrow Managed Futures Strategy Fund - Class A **	12.80%	(0.19)%	3.83%	(0.09)%
Arrow Managed Futures Strategy Fund - Class A with load **	6.38%	(2.15)%	2.61%	(0.72)%
Arrow Managed Futures Strategy Fund - Class C **	11.97%	(0.92)%	3.10%	(0.81)%
Arrow Managed Futures Strategy Fund - Institutional Class Shares ***	13.12%	0.08%	4.09%	1.07%
Credit Suisse Managed Futures Liquid Index	5.00%	(2.71)%	4.14%	1.71%** / 2.04%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.53% for Class A shares, 2.28% for Class C shares and 1.28% for the Institutional Class shares per the December 1, 2018 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is April 30, 2010 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities and currencies. The Managed Futures Liquid Index is also a factor within the Credit Suisse Global Strategies Liquid Index.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Fund
Conservative Allocation	36.9%
Money Market Fund	46.2%
U.S. Treasury Bill	35.8%
Liabilities in Excess of Other Assets	(18.9)%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2019

Shares		Value
	COMMON STOCKS - 21.2%
	APPAREL & TEXTILE PRODUCTS - 0.8%
6,227	NIKE, Inc.	$535,709

	CHEMICALS - 0.8%
1,155	Air Products & Chemicals, Inc.	263,652
1,302	Linde PLC	249,047
		512,699
	COMMERCIAL SERVICES - 0.4%
1,101	Cintas Corp.	286,744

	CONSUMER PRODUCTS - 0.7%
19,505	Coty, Inc.	212,800
1,427	Estee Lauder Cos, Inc.	262,839
		475,639
	CONTAINERS & PACKAGING - 0.8%
7,469	Ball Corp.	533,884

	DISTRIBUTORS - CONSUMER STAPLES - 0.8%
7,432	Sysco Corp.	509,612

	DISTRIBUTORS - DISCRETIONARY - 0.4%
3,497	Copart, Inc. *	271,122

	ELECTRICAL EQUIPMENT - 0.4%
2,910	Keysight Technologies, Inc. *	260,503

	GAMING, LODGING & RESTAURANTS - 1.7%
2,246	Carnival Corp.	106,079
143	Chipotle Mexican Grill, Inc. *	113,761
860	Darden Restaurants, Inc.	104,542
1,070	Hilton Worldwide Holdings, Inc.	103,308
745	Marriott International, Inc.	103,600
508	McDonald’s Corp.	107,046
1,949	Norwegian Cruise Line Holdings Ltd. *	96,359
863	Royal Caribbean Cruises Ltd.	100,401
1,247	Starbucks Corp.	118,078
945	Yum! Brands, Inc.	106,331
		1,059,505
	HARDWARE - 2.0%
401	Arista Networks, Inc.*	109,654
1,888	Cisco Systems, Inc.	104,595
718	F5 Networks, Inc.*	105,345
4,831	FLIR Systems, Inc.	239,907
6,551	Garmin Ltd.	514,843
4,003	Juniper Networks, Inc.	108,161
627	Motorola Solutions, Inc.	104,057
		1,286,562

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2019

Shares		Value
	HEALTH CARE FACILITIES & SERVICES - 1.0%
364	Anthem, Inc.	$107,238
1,994	Centene Corp. *	103,867
394	Humana, Inc.	116,920
464	IQVIA Holdings, Inc. *	73,855
415	UnitedHealth Group, Inc.	103,339
366	WellCare Health Plans, Inc. *	105,133
		610,352
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
678	Cboe Global Markets, Inc.	74,112
375	CME Group, Inc.	72,907
874	Intercontinental Exchange, Inc.	76,790
797	Nasdaq, Inc.	76,807
		300,616
	INSURANCE - 1.7%
879	Allstate Corp.	94,405
677	Aon PLC	128,122
1,492	Arthur J Gallagher & Co.	134,922
578	Chubb Ltd.	88,342
856	Cincinnati Financial Corp.	91,874
1,642	Loews Corp.	87,913
1,319	Marsh & McLennan Cos, Inc.	130,317
1,052	Progressive Corp.	85,191
578	Travelers Cos, Inc.	84,746
682	Willis Towers Watson PLC	133,140
		1,058,972
	MEDIA - 0.4%
70	Booking Holdings, Inc. *	132,063
982	Expedia, Inc.	130,351
		262,414
	MEDICAL EQUIPMENT & DEVICES - 1.5%
413	Abbott Laboratories	35,972
115	Abiomed, Inc. *	32,034
1,002	Agilent Technologies, Inc.	69,549
399	Baxter International, Inc.	33,504
133	Becton Dickinson and Co.	33,622
822	Boston Scientific Corp. *	34,902
239	Danaher Corp.	33,579
177	Edwards Lifesciences Corp. *	37,674
719	Hologic, Inc. *	36,849
127	IDEXX Laboratories, Inc. *	35,820
203	Illumina, Inc. *	60,774
62	Intuitive Surgical, Inc. *	32,210
341	Medtronic PLC	34,762
89	Mettler-Toledo International, Inc. *	67,351
775	PerkinElmer, Inc.	66,743
279	ResMed, Inc.	35,907
159	Stryker Corp.	33,355
99	Teleflex, Inc.	33,634
254	Thermo Fisher Scientific, Inc.	70,531

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2019

Shares		Value
	MEDICAL EQUIPMENT & DEVICES (continued) - 1.5%
249	Varian Medical Systems, Inc. *	$29,225
360	Waters Corp. *	75,802
277	Zimmer Biomet Holdings, Inc.	37,431
		961,230
	REAL ESTATE - 0.8%
8,269	Duke Realty Corp.	275,606
3,263	Prologis, Inc.	263,030
		538,636
	RETAIL - DISCRETIONARY - 1.3%
70	Amazon.com, Inc. *	130,675
3,308	eBay, Inc.	136,257
1,257	Home Depot, Inc.	268,608
2,590	Lowe’s Cos, Inc.	262,626
		798,166
	SOFTWARE - 1.5%
230	Adobe, Inc. *	68,738
319	ANSYS, Inc. *	64,795
389	Autodesk, Inc. *	60,750
923	Cadence Design Systems, Inc. *	68,219
667	Citrix Systems, Inc.	62,858
1,334	Fortinet, Inc. *	107,134
255	Intuit, Inc.	70,714
903	Micro Focus International PLC	18,837
780	Microsoft Corp.	106,291
1,835	Oracle Corp.	103,310
406	salesforce.com, Inc. *	62,727
4,805	Symantec Corp.	103,596
508	Synopsys, Inc. *	67,442
		965,411
	SPECIALTY FINANCE - 0.7%
249	Alliance Data Systems Corp.	39,073
302	Fidelity National Information Services, Inc.	40,241
414	Fiserv, Inc. *	43,648
139	FleetCor Technologies, Inc. *	39,500
236	Global Payments, Inc.	39,629
298	Jack Henry & Associates, Inc.	41,631
142	MasterCard, Inc. - Class A	38,662
324	PayPal Holdings, Inc. *	35,770
294	Total System Services, Inc.	39,902
222	Visa, Inc. - Class A	39,516
1,870	The Western Union Co.	39,270
		436,842
	TECHNOLOGY SERVICES - 0.6%
224	Automatic Data Processing, Inc.	37,300
290	Broadridge Financial Solutions, Inc.	36,865
2,412	Conduent, Inc. *	21,949
386	Moody’s Corp.	82,735
324	MSCI, Inc.	73,626
419	Paychex, Inc.	34,798

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2019

Shares		Value
	TECHNOLOGY SERVICES (continued) - 0.6%
333	S&P Global, Inc.	$81,568
		368,841
	TRANSPORTATION & LOGISTICS - 0.8%
1,689	CSX Corp.	118,906
1,073	Kansas City Southern	132,773
656	Norfolk Southern Corp.	125,375
773	Union Pacific Corp.	139,101
		516,155
	UTILITIES - 1.6%
15,595	AES Corp.	261,840
4,506	American Water Works Co., Inc.	517,199
7,442	NRG Energy, Inc.	254,070
		1,033,109

	TOTAL COMMON STOCKS (Cost $11,215,945)	13,582,723

	EXCHANGE TRADED FUNDS - 72.5%
	CONSERVATIVE ALLOCATION - 5.1%
32,229	Arrow Reserve Capital Management ETF # ##	3,233,052

	CORPORATE - 7.8%
20,213	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,513,082
28,714	iShares iBoxx High Yield Corporate Bond ETF	2,496,108
		5,009,190
	FIXED INCOME EMERGING MARKET - 4.0%
22,615	iShares JP Morgan USD Emerging Markets Bond ETF	2,570,873

	GLOBAL - 24.7%
54,497	Arrow Dogs of the World ETF # ##	2,784,731
488,617	Arrow DWA Country Rotation ETF # ##	13,036,302
		15,821,033
	GOVERNMENT- 11.0%
53,102	iShares 20+ Year Treasury Bond ETF	7,056,725

	INDEX RELATED - 4.1%
49,035	SPDR Bloomberg Barclays Convertible Securities ETF	2,629,747

	LARGE-CAP - 5.6%
21,298	Vanguard Growth ETF	3,559,748

	MID-CAP - 5.5%
23,161	Vanguard Mid-Cap Growth ETF	3,515,608

	REAL ESTATE - 4.7%
26,417	iShares Cohen & Steers REIT ETF	3,022,634

	TOTAL EXCHANGE TRADED FUNDS (Cost $45,298,254)	46,418,610

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2019

	Number of	Notional	Strike	Expiration
	Contracts	Amount	Price	Date	Value
PURCHASED PUT OPTIONS - 0.5%
S&P500 EMINI	120	$14,100,000	$2,350	3/20/2020	$143,400
S&P500 EMINI	120	14,400,000	2,400	3/20/2020	166,200
TOTAL PURCHASED PUT OPTIONS (Cost $570,000)					309,600
SHORT-TERM INVESTMENT - 2.7%
MONEY MARKET FUND - 2.7%

1,757,949	Fidelity Investments Money Market Fund - Government Portfolio - Class I to yield 2.06% ^ + (a) (Cost $1,757,949)	1,757,949

	TOTAL INVESTMENTS - 96.9% (Cost $58,842,148)	$62,068,882
	WRITTEN CALL OPTIONS - (0.9)% (Premiums Received - $250,200)	(561,780)
	OTHER ASSETS LESS LIABILITIES - 4.0%	2,564,629
	NET ASSETS - 100.0%	$64,071,731

	Number of	Notional	Strike	Expiration
	Contracts	Amount	Price	Date	Value
WRITTEN CALL OPTIONS - (0.9)%
S&P500 EMINI	18	$2,700,000	$3,000	3/20/2020	$118,170
S&P500 EMINI	42	6,405,000	3,050	3/20/2020	214,410
S&P500 EMINI	60	9,300,000	3,100	3/20/2020	229,200
TOTAL WRITTEN CALL OPTIONS (Premiums Received $250,200)					$561,780

*	Non-Income producing security.

^	Money market fund; interest rate reflects seven-day effective yield on July 31, 2019.

#	Affiliated Exchange Traded Fund

##	Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

+	All or a portion of this investment is a holding of the ADWAB Fund Limited.

(a)	All or a portion of this security is pledged as collateral for swap agreements.

PLC - Public Limited Company

ADR - American Depositary Receipt

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2019

FUTURES CONTRACTS

Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain (Loss)
21	Goldman Sachs & Co. LLC	Gold 100 Oz Future ++	Feb-20	$3,032,400	$169,530
3	Goldman Sachs & Co. LLC	LME Aluminum Future ++	Oct-19	134,681	(22,500)
Total Unrealized Gain from Open Long Future Contracts					$147,030

Short				Underlying Face	Unrealized
Contracts	Counterparty	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain
(3)	Goldman Sachs & Co. LLC	LME Aluminum Future ++	Oct-19	134,681	12,488
Total Unrealized Gain from Open Short Future Contracts					$12,488

Net Unrealized Gain from Open Long & Short Futures Contracts					$159,518

++	All of these contracts are holdings of the ADWAB Fund Limited.

^	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2019

FINANCIAL INDEX SWAP

Notional Value at				Variable Rate		Unrealized
July 31, 2019	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Appreciation
Dunn WMA
Financial Index
program of Dunn
Capital
	Dunn WMA			Management, LLC.
$3,194,034	Financial Index	Morgan Stanley	Libor 1M + 0.60% of Notional	(“Dunn”)	6/30/2021	$97,791

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of July 31, 2019.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
46	2 YR T-Note	Sep-19	Morgan Stanley	$9,826,679	4.09%	$(28,188)
43	5 YR T-Note	Sep-19	Morgan Stanley	5,016,202	2.09%	(17,783)
13	AUSSIE 10YR Bond	Sep-19	Morgan Stanley	1,323,958	0.55%	10,929
119	AUSSIE 3 YR Bond	Sep-19	Morgan Stanley	9,385,323	3.91%	24,935
0	CAC Index	Aug-19	Morgan Stanley	19,337	0.01%	(284)
9	Canadian Dollar CME	Sep-19	Morgan Stanley	703,310	0.29%	(6,440)
12	CFE VIX	Aug-19	Morgan Stanley	194,773	0.08%	(2,630)
1	DAX Index	Sep-19	Morgan Stanley	213,478	0.09%	(4,055)
4	Emini NASDAQ	Sep-19	Morgan Stanley	580,194	0.24%	5,032
5	Emini S&P	Sep-19	Morgan Stanley	809,112	0.34%	1,011
0	Emini S&P Wednesday 1 Option	Aug-19	Morgan Stanley	24	0.00%	24
251	ERX 2 Schatz	Sep-19	Morgan Stanley	31,251,662	13.02%	11,965
21	ERX BOBL	Sep-19	Morgan Stanley	3,122,151	1.30%	10,240
135	Euribor	Dec-20	Morgan Stanley	37,584,483	15.66%	21,255
16	Euro Bund	Sep-19	Morgan Stanley	3,108,209	1.30%	36,217
0	Euro Stoxx50	Sep-19	Morgan Stanley	2,022	0.00%	(33)
70	Eurodollars	Dec-20	Morgan Stanley	69,008,275	28.75%	(27,546)
11	FTSE Index	Sep-19	Morgan Stanley	984,831	0.41%	15,231
13	Gilts	Sep-19	Morgan Stanley	2,093,392	0.87%	26,782
5	Hang Seng Index	Aug-19	Morgan Stanley	812,633	0.34%	(16,161)
13	Japan Govt Bond Ose	Sep-19	Morgan Stanley	18,841,609	7.85%	1,695
48	Mexican Peso CME	Sep-19	Morgan Stanley	1,252,627	0.52%	1,936
10	Mini DOW	Sep-19	Morgan Stanley	1,343,999	0.56%	1,864
13	SFE SPI 200	Sep-19	Morgan Stanley	1,453,759	0.61%	32,109
174	Short Sterling	Dec-20	Morgan Stanley	26,357,040	10.98%	32,814
13	US 10 YR Notes	Sep-19	Morgan Stanley	1,651,312	0.69%	(3,409)
12	US T.Bond	Sep-19	Morgan Stanley	1,836,074	0.77%	6,206
						$133,716
Open Short Future
Contracts
(12)	Australian Dollar Cme	Sep-19	Morgan Stanley	(819,275)	0.34%	16,004
(20)	British Pound Cme	Sep-19	Morgan Stanley	(1,548,994)	0.65%	65,009
(17)	Cfe Vix	Sep-19	Morgan Stanley	(289,532)	0.12%	(12,054)
(2)	Cfe Vix	Oct-19	Morgan Stanley	(34,782)	0.01%	63
(0)	Emini S&P Wednesday 1 Option	Aug-19	Morgan Stanley	(79)	0.00%	(79)
(15)	Eur/Usd Cme	Sep-19	Morgan Stanley	(2,110,329)	0.88%	39,927
(6)	Japanese Yen Cme	Sep-19	Morgan Stanley	(698,480)	0.29%	7,487
(2)	Osk Nikkei	Sep-19	Morgan Stanley	(459,136)	0.19%	(7,965)
(13)	Swiss Franc Cme	Sep-19	Morgan Stanley	(1,624,109)	0.68%	25,164
(4)	Topix Index	Sep-19	Morgan Stanley	(561,131)	0.23%	(7,370)
						$126,186

+	Above totals do not foot to 100% due to cash balances contained in the custom basket’s net assets representing 1.29%.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2019

COMMODITY INDEX SWAP ++
						Unrealized
Notional Value at				Variable Rate		Appreciation/
July 31, 2019	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	(Depreciation)
				Dunn WMA
				Commodity Index
				program of Dunn
	Dunn WMA			Capital
$3,741,348	Commodity Index	Morgan Stanley	Libor 1M + 0.60% of Notional	Management, LLC.	6/30/2021	$(21,057)
Net Unrealized Appreciation on Swap Contracts						$76,734

++	All or a portion of these contracts are holdings of the ADWAB Fund Limited.

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of July 31, 2019.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
13	Bean Oil	Dec-19	Morgan Stanley	$223,169	1.94%	$(3,260)
22	Cocoa NY	Sep-19	Morgan Stanley	510,796	4.44%	(25,726)
11	Corn	Dec-19	Morgan Stanley	225,447	1.96%	(20,373)
3	Gasoline Blendstock	Oct-19	Morgan Stanley	224,635	1.95%	(1,367)
13	Gold CMX	Dec-19	Morgan Stanley	1,9 32,589	16.80%	4,093
4	Hi Grade Copper	Sep-19	Morgan Stanley	244,326	2.12%	(4,052)
7	Live Cattle	Oct-19	Morgan Stanley	311,124	2.71%	(2,988)
1	Silver CMX	Sep-19	Morgan Stanley	65,367	0.57%	24
1	Wheat	Dec-19	Morgan Stanley	26,205	0.23%	(2,195)
						$(55,844)
Open Short Future
Contracts
(3)	Beanmeal	Dec-19	Morgan Stanley	(85,993)	0.75%	2,333
(2)	Brent Oil	Oct-19	Morgan Stanley	(162,430)	1.41%	771
(8)	Coffee NY	Sep-19	Morgan Stanley	(281,915)	2.45%	16,689
(21)	Cotton	Dec-19	Morgan Stanley	(678,334)	5.90%	21,667
(8)	Crude Oil	Oct-19	Morgan Stanley	(470,346)	4.09%	(6,362)
(10)	Gas Oil LDN	Oct-19	Morgan Stanley	(614,170)	5.34%	(21,258)
(6)	Heating Oil	Oct-19	Morgan Stanley	(538,245)	4.68%	(18,836)
(24)	KCBT Red Wheat	Dec-19	Morgan Stanley	(528,902)	4.60%	45,234
(10)	Lean Hogs	Oct-19	Morgan Stanley	(285,168)	2.48%	15,343
(3)	Natural Gas	Oct-19	Morgan Stanley	(68,136)	0.59%	(903)
(5)	Soybeans	Nov-19	Morgan Stanley	(201,378)	1.75%	8,740
(7)	Sugar NY	Oct-19	Morgan Stanley	(95,902)	0.83%	541
						$63,959

+	Above totals do not foot to 100% due to cash balances contained in the custom basket’s net assets representing 32.42%.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 100.2%
	CONSERVATIVE ALLOCATION - 0.1%
1,400	Arrow Reserve Capital Management ETF +	$140,441

	CONSUMER DISCRETIONARY - 10.5%
104,847	Consumer Discretionary Select Sector SPDR Fund	12,657,130

	LARGE-CAP - 39.7%
213,788	Invesco S&P 500 Low Volatility ETF	11,873,786
99,885	iShares Edge MSCI USA Momentum Factor ETF	12,059,116
128,150	iShares Edge MSCI USA Quality Factor ETF	11,883,349
66,353	iShares S&P 500 Growth ETF	12,034,444
		47,850,695
	REAL ESTATE INVESTMENT TRUST (REIT) - 29.0%
112,794	iShares Cohen & Steers REIT ETF	12,905,889
132,036	iShares U.S. Real Estate ETF	11,802,698
102,041	SPDR Dow Jones REIT ETF	10,238,794
		34,947,381
	TECHNOLOGY - 10.5%
156,911	Technology Select Sector SPDR Fund	12,673,701

	UTILITIES - 10.4%
211,825	Utilities Select Sector SPDR Fund	12,614,179

	TOTAL EXCHANGE TRADED FUNDS (Cost $113,672,086)	120,883,527

	SHORT-TERM INVESTMENT - 0.0%
	MONEY MARKET FUND - 0.0%
6,879	Fidelity Investments Money Market Fund - Government Portfolio - Class I to yield 2.06% * ++ (Cost $6,879)	6,879

	TOTAL INVESTMENTS - 100.2% (Cost $113,678,965)	$120,890,406
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(210,383)
	NET ASSETS - 100.0%	$120,680,023

*	Money market fund; interest rate reflects seven-day effective yield on July 31, 2019.

+	Affiliated Exchange Traded Fund

++	All or a portion of this investment is a holding of the ADWAT Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS
July 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 60.6%
	CONSERVATIVE ALLOCATION - 39.0%
74,667	Arrow Reserve Capital Management ETF + ##	$7,490,198

	CORPORATE - 21.6%
31,000	iShares iBoxx $ High Yield Corporate Bond ETF	2,694,830
49,912	VanEck Vectors Fallen Angel High Yield Bond ETF	1,465,416
		4,160,246

	TOTAL EXCHANGE TRADED FUNDS - (Cost $11,639,642)	11,650,444

	MUTUAL FUNDS - 29.2%
	ASSET-BACKED SECURITIES - 14.7%
244,304	AlphaCentric Income Opportunities Fund - Class I	2,830,711

	MORTGAGE-BACKED SECURITIES - 14.5%
265,418	Semper MBS Total Return Fund - Institutional Shares	2,786,886
	TOTAL MUTUAL FUNDS - (Cost $5,586,365)	5,617,597

	SHORT TERM INVESTMENT - 8.1%
	MONEY MARKET FUND - 8.1%
1,558,572	Fidelity Investments Money Market Funds Government Portfolio - Class I, to yield 2.06% ^ (Cost - $1,558,572)	1,558,572

	TOTAL INVESTMENTS - 97.9% (Cost $18,784,579)	$18,826,613
	OTHER ASSETS LESS LIABILITIES - 2.1%	404,713
	NET ASSETS - 100.0%	$19,231,326

^	Money market fund; interest rate reflects seven-day effective yield on July 31, 2019.

+	Affiliated Exchange Traded Fund

##	Affiliated company - The Arrow Dynamic Income Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2019

FUTURES CONTRACT

Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain
22	Goldman Sachs & Co. LLC	US Ultra Bond	Sep-19	$3,906,375	$41,250
Net Unrealized Gain from Long Futures Contracts					$41,250

CREDIT DEFAULT SWAP CONTRACT ^
Notional Value at			Fixed Rate		Unrealized
July 31, 2019	Description	Counterparty	Paid	Maturity Date	Depreciation (1)
	Exchange Traded Credit
	Default Swap to Buy
	Protection - CDX.NA.HY.32		5.00% of the
$5,500,000	Index	Goldman Sachs	Notional Value	6/20/2024	(26,833)

Net Unrealized Depreciation on Swap Contracts					$(26,833)

^	All collateral for open future/swap contracts consists of cash included as Deposits with brokers on the Statement of Assets and Liabilities.

(1)	Consists of premium received of $405,170 and current liability value of $432,003. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2019

Shares					Value
	EXCHANGE TRADED FUND - 36.9%
	CONSERVATIVE ALLOCATION - 36.9%
468,910	Arrow Reserve Capital Management ETF + ## (Cost $46,978,610)				$47,038,729

	SHORT-TERM INVESTMENTS - 82.0%
	MONEY MARKET FUND - 46.2%
58,879,395	Fidelity Investments Money Market Fund - Government Portfolio - Class I (a) to yield 2.06% ** ++				58,879,395

Principal Amount ($)		Coupon Rate (%)		Maturity
	U.S. TREASURY BILL - 35.8% ^
20,000,000	United States Treasury Bill	0.000	*	10/17/2019	19,912,726
26,000,000	United States Treasury Bill	0.000	*	1/23/2020	25,743,410
					45,656,136

	TOTAL SHORT-TERM INVESTMENTS (Cost $104,558,735)				104,535,531

	TOTAL INVESTMENTS - 118.9% (Cost $151,537,345)				$151,574,260
	LIABILITIES IN EXCESS OTHER ASSETS - (18.9)%				(24,084,420)
	NET ASSETS - 100.0%				$127,489,840

^	Zero Coupon Bonds

*	Interest rate represents discount rate at time of purchase.

**	Money market fund; interest rate reflects seven-day effective yield on July 31, 2019.

+	Affiliated Exchange Traded Fund

++	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”).

(a)	Pledged as collateral for swap agreements.

##	Affiliated company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2019

FINANCIAL INDEX SWAP
Notional Value at				Variable Rate	Maturity	Unrealized
July 31, 2019	Description	Counterparty	Fixed Rate Paid	Received	Date	Appreciation
Dunn WMA Financial
Index program of
Dunn Capital
	Dunn WMA			Management, LLC.
$57,436,231	Financial Index	Morgan Stanley	Libor 1M + 0.60% of Notional	(“Dunn”)	6/30/2021	$1,699,088

The following table represents the individual positions and related values within the financial index swap as of July 31, 2019.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
824	2 YR T-Note	Sep-19	Morgan Stanley	$176,706,759	4.09%	$(506,878)
767	5 YR T-Note	Sep-19	Morgan Stanley	90,203,095	2.09%	(319,772)
240	Aussie 10YR Bond	Sep-19	Morgan Stanley	23,807,872	0.55%	196,528
2,137	Aussie 3 YR Bond	Sep-19	Morgan Stanley	168,770,152	3.91%	448,388
6	CAC Index	Aug-19	Morgan Stanley	347,731	0.01%	(5,104)
167	Canadian Dollar CME	Sep-19	Morgan Stanley	12,647,170	0.29%	(115,815)
218	CFE VIX	Aug-19	Morgan Stanley	3,502,477	0.08%	(47,290)
11	DAX Index	Sep-19	Morgan Stanley	3,838,843	0.09%	(72,923)
66	Emini NASDAQ	Sep-19	Morgan Stanley	10,433,256	0.24%	90,493
98	Emini S&P	Sep-19	Morgan Stanley	14,549,733	0.34%	18,184
9	Emini S&P Wednesday 1 Option	Aug-19	Morgan Stanley	426	0.00%	426
4,513	ERX 2 Schatz	Sep-19	Morgan Stanley	561,978,268	13.02%	215,165
375	ERX BOBL	Sep-19	Morgan Stanley	56,143,605	1.30%	184,131
2,425	Euribor	Dec-20	Morgan Stanley	675,857,264	15.66%	382,220
288	Euro Bund	Sep-19	Morgan Stanley	55,892,902	1.30%	651,260
1	Euro Stoxx50	Sep-19	Morgan Stanley	36,358	0.00%	(599)
1,263	Eurodollars	Dec-20	Morgan Stanley	1,240,930,825	28.75%	(495,342)
193	FTSE Index	Sep-19	Morgan Stanley	17,709,569	0.41%	273,885
233	Gilts	Sep-19	Morgan Stanley	37,644,110	0.87%	481,597
82	Hang Seng Index	Aug-19	Morgan Stanley	14,613,045	0.34%	(290,614)
240	Japan Govt. Bond OSE	Sep-19	Morgan Stanley	338,816,372	7.85%	30,476
869	Mexican Peso CME	Sep-19	Morgan Stanley	22,525,183	0.52%	34,819
180	Mini DOW	Sep-19	Morgan Stanley	24,168,251	0.56%	33,516
226	SFE SPI 200	Sep-19	Morgan Stanley	26,141,998	0.61%	577,392
3,136	Short Sterling	Dec-20	Morgan Stanley	473,961,473	10.98%	590,080
233	US 10 YR Notes	Sep-19	Morgan Stanley	29,694,469	0.69%	(61,309)
212	US T.Bond	Sep-19	Morgan Stanley	33,016,926	0.77%	111,606
						$2,404,520
Open Short Future
Contracts
(215)	Australian Dollar Cme	Sep-19	Morgan Stanley	(14,732,495)	0.34%	$287,786
(366)	British Pound Cme	Sep-19	Morgan Stanley	(27,854,556)	0.65%	1,169,010
(303)	Cfe Vix	Sep-19	Morgan Stanley	(5,206,468)	0.12%	(216,766)
(36)	Cfe Vix	Oct-19	Morgan Stanley	(625,468)	0.01%	1,137
(9)	Emini S&P Wednesday 1 Option	Aug-19	Morgan Stanley	(1,428)	0.00%	(1,428)
(273)	Eur/Usd Cme	Sep-19	Morgan Stanley	(37,948,671)	0.88%	717,985
(109)	Japanese Yen Cme	Sep-19	Morgan Stanley	(12,560,302)	0.29%	134,626
(42)	Osk Nikkei	Sep-19	Morgan Stanley	(8,256,338)	0.19%	(143,236)
(231)	Swiss Franc Cme	Sep-19	Morgan Stanley	(29,205,291)	0.68%	452,499
(70)	Topix Index	Sep-19	Morgan Stanley	(10,090,461)	0.23%	(132,523)
						$2,269,090

+	Above totals do not foot to 100% due to cash balances contained in the custom basket’s net assets representing 1.29%.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2019

COMMODITY INDEX SWAP ++
						Unrealized
Notional Value at				Variable Rate	Maturity	Appreciation/
July 31, 2019	Description	Counterparty	Fixed Rate Paid	Received	Date	(Depreciation)
				Dunn WMA
				Commodity Index
				program of Dunn
	Dunn WMA			Capital Management,
$66,680,520	Commodity Index	Morgan Stanley	Libor 1M + 0.60% of Notional	LLC.	6/30/2021	$(375,288)
Total Net Unrealized Appreciation on Swap Contracts						$1,323,800

++	All or a portion of these contracts are holdings of the Arrow MFT Fund Limited.

The following table represents the individual positions and related values within the commodity index swap as of July 31, 2019.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
235	Bean Oil	Dec-19	Morgan Stanley	$3,977,991	1.94%	$(58,241)
388	Cocoa NY	Sep-19	Morgan Stanley	9,104,932	4.44%	(459,674)
196	Corn	Dec-19	Morgan Stanley	4,018,595	1.96%	(364,027)
56	Gasoline Blendstock	Oct-19	Morgan Stanley	4,004,116	1.95%	(24,425)
240	Gold Cmx	Dec-19	Morgan Stanley	34,448,394	16.80%	73,137
65	High Grade Copper	Sep-19	Morgan Stanley	4,355,111	2.12%	(72,398)
129	Live Cattle	Oct-19	Morgan Stanley	5,545,784	2.71%	(53,382)
14	Silver CMX	Sep-19	Morgan Stanley	1,165,165	0.57%	426
19	Wheat	Dec-19	Morgan Stanley	467,108	0.23%	(39,218)
						$(997,802)
Open Short Future
Contracts
(50)	Beanmeal	Dec-19	Morgan Stanley	(1,532,833)	0.75%	41,687
(45)	Brent Oil	Oct-19	Morgan Stanley	(2,895,310)	1.41%	13,769
(134)	Coffee NY	Sep-19	Morgan Stanley	(5,025,125)	2.45%	298,198
(379)	Cotton	Dec-19	Morgan Stanley	(12,091,296)	5.90%	387,143
(143)	Crude Oil	Oct-19	Morgan Stanley	(8,383,914)	4.09%	(113,678)
(181)	Gas Oil Ldn	Oct-19	Morgan Stanley	(10,947,580)	5.34%	(379,842)
(116)	Heating Oil	Oct-19	Morgan Stanley	(9,594,221)	4.68%	(336,556)
(428)	Kcbt Red Wheat	Dec-19	Morgan Stanley	(9,427,669)	4.60%	808,241
(179)	Lean Hogs	Oct-19	Morgan Stanley	(5,083,117)	2.48%	274,147
(54)	Natural Gas	Oct-19	Morgan Stanley	(1,214,528)	0.59%	(16,137)
(81)	Soybeans	Nov-19	Morgan Stanley	(3,589,556)	1.75%	156,172
(125)	Sugar NY	Oct-19	Morgan Stanley	(1,709,455)	0.83%	11,455
						$1,144,599

+	Above totals do not foot to 100% due to cash balances contained in the custom basket’s net assets representing 32.42%.

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2019

				Arrow Managed
	Arrow DWA	Arrow DWA	Arrow	Futures Strategy
	Balanced Fund	Tactical Fund	Dynamic	Fund
	(Consolidated)	(Consolidated)	Income Fund	(Consolidated)
ASSETS
Investment securities:
Unaffiliated companies, At cost	$38,555,133	$113,538,805	$11,314,168	$104,558,735
Affiliated companies, At cost	20,287,015	140,160	7,470,411	46,978,610
Investments, At cost	$58,842,148	$113,678,965	$18,784,579	$151,537,345
Unaffiliated companies, At value	$43,014,797	$120,749,965	$11,336,415	$104,535,531
Affiliated companies, At value	19,054,085	140,441	7,490,198	47,038,729
Investments, At value	$62,068,882	$120,890,406	$18,826,613	$151,574,260
Cash held as collateral with custodian for swaps	850,000	—	—	16,260,000
Deposits with brokers:
Futures	479,382	13,088	140,285	—
Options	951,582	—	—	—
Swaps	217,904	—	762,355	3,908,205
Unrealized appreciation on swap contracts	97,791	—	—	1,699,088
Variation margin - due from broker	159,518	—	41,250	—
Receivable for Fund shares sold	17,721	119,506	1,120	132,775
Dividends and interest receivable	9,970	333	16,000	83,617
Prepaid expenses and other assets	46,212	49,006	13,267	32,795
TOTAL ASSETS	64,898,962	121,072,339	19,800,890	173,690,740

LIABILITIES
Options written, at value (Premium Received $250,200)	561,780	—	—	—
Swap premiums received	—	—	405,170	—
Unrealized depreciation on swap contracts	21,057	—	26,833	375,288
Due to custodian	—	44,213	—	—
Payable for investments purchased	—	—	—	45,677,989
Payable for Fund shares repurchased	116,844	136,364	88,974	7,647
Investment advisory fees payable	51,977	104,247	12,391	86,845
Distribution (12b-1) fees payable	20,875	30,160	208	7,008
Payable to related parties	9,661	18,364	3,987	8,367
Accrued expenses and other liabilities	45,037	58,968	32,001	37,756
TOTAL LIABILITIES	827,231	392,316	569,564	46,200,900
NET ASSETS	$64,071,731	$120,680,023	$19,231,326	$127,489,840

Net Assets Consist Of:

Paid in capital	$59,601,739	$106,943,517	$20,490,839	$116,378,199
Accumulated Earnings (Deficit)	4,469,992	13,736,506	(1,259,513)	11,111,641
NET ASSETS	$64,071,731	$120,680,023	$19,231,326	$127,489,840

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2019

				Arrow
				Managed
	Arrow DWA	Arrow DWA	Arrow	Futures Strategy
	Balanced Fund	Tactical Fund	Dynamic	Fund
	(Consolidated)	(Consolidated)	Income Fund	(Consolidated)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$29,817,533	$25,373,385	$1,560,874	$12,524,109
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,503,472	2,552,030	204,273	1,700,261
Net asset value (Net assets ÷ Shares outstanding), and redemption price per share (a)	$11.91	$9.94	$7.64	$7.37
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$12.64	$10.55	$8.11	$7.82

Class C Shares:
Net Assets	$23,547,421	$31,671,232	$1,303,743	$4,356,121
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,156,367	3,441,728	179,945	620,626
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$10.92	$9.20	$7.25	$7.02

Institutional Class Shares:
Net Assets	$10,706,777	$63,635,406	$16,366,709	$110,609,610
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	883,183	6,355,361	2,121,259	14,874,131
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$12.12	$10.01	$7.72	$7.44

(a)	For each of the Funds, except Arrow Dynamic Income Fund, redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2019

				Arrow Managed
	Arrow DWA	Arrow DWA	Arrow	Futures Strategy
	Balanced Fund	Tactical Fund	Dynamic	Fund
	(Consolidated)	(Consolidated)	Income Fund	(Consolidated)
INVESTMENT INCOME
Dividends from unaffiliated companies	$899,611	$2,377,737	$244,528	$—
Dividends from affiliated companies	469,644	3,314	242,426	1,154,813
Interest	204,133	320,477	611,501	1,181,940
TOTAL INVESTMENT INCOME	1,573,388	2,701,528	1,098,455	2,336,753

EXPENSES
Investment advisory fees	746,939	1,447,344	193,231	889,442
Distribution (12b-1) fees, Class C	332,324	386,983	14,572	46,435
Distribution (12b-1) fees, Class A	75,728	77,197	4,913	48,253
Administrative services fees	65,106	113,063	25,245	81,784
Third Party Administrative Servicing Fees	59,034	96,480	13,557	31,141
Registration fees	51,925	53,711	63,787	59,313
Transfer agent fees	47,635	76,983	26,120	54,537
Professional fees	42,022	50,588	25,233	40,584
Accounting services fees	27,231	53,418	8,729	36,871
Printing and postage expenses	21,659	38,240	7,201	16,185
Custodian fees	31,675	18,408	11,981	43,514
Compliance officer fees	4,693	9,278	1,231	5,728
Trustees’ fees and expenses	3,839	5,687	5,939	5,071
Insurance expense	3,443	5,968	1,090	5,269
Other expenses	2,100	2,227	2,260	1,980
TOTAL EXPENSES	1,515,353	2,435,575	405,089	1,366,107
Less: Fees waived	(10,270)	(308)	(8,635)	(38,791)
NET EXPENSES	1,505,083	2,435,267	396,454	1,327,316

NET INVESTMENT INCOME	68,305	266,261	702,001	1,009,437

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain/(loss) from:
Security transactions, unaffiliated companies	3,148,475	8,445,614	(762,207)	(1,078)
Security transactions, affiliated companies	(436,243)	—	(6,712)	(27,572)
Futures contracts	(410,984)	(8,026,305)	(448,990)	—
Swap contracts	(30,242)	—	(123,809)	11,062,498
	2,271,006	419,309	(1,341,718)	11,033,848
Net change in unrealized appreciation/ (depreciation) of:
Securities, unaffiliated companies	(2,075,776)	(11,119,724)	343,710	(20,998)
Securities, affiliated companies	(815,885)	161	(445)	55,235
Futures contracts	198,846	1,399,585	62,438	—
Swap contracts	100,254	—	(70,597)	1,704,671
Written Options	(311,580)	—	—	—
	(2,904,141)	(9,719,978)	335,106	1,738,908

NET REALIZED AND UNREALIZED GAIN (LOSS)	(633,135)	(9,300,669)	(1,006,612)	12,772,756

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(564,830)	$(9,034,408)	$(304,611)	$13,782,193

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2019	July 31, 2018
FROM OPERATIONS
Net investment income (loss)	$68,305	$(132,622)
Net realized gain from securities, futures transactions, and swap contracts	2,271,006	7,894,019
Net change in unrealized depreciation of securities, futures contracts, written options and swap contracts	(2,904,141)	(1,672,614)
Net increase/(decrease) in net assets resulting from operations	(564,830)	6,088,783

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(3,015,708)
Class C	—	(3,691,110)
Institutional Class	—	(917,851)
Total Distributions Paid: *
Class A	(2,149,514)	—
Class C	(3,046,461)	—
Institutional Class	(1,046,865)	—
Net decrease in net assets from distributions to shareholders	(6,242,840)	(7,624,669)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,988,534	1,749,393
Class C	548,356	474,567
Institutional Class	6,808,430	2,503,061
Net asset value of shares issued in reinvestment of distributions:
Class A	1,888,758	2,638,498
Class C	2,768,528	3,362,624
Institutional Class	977,486	772,042
Redemption fee proceeds:
Class A	25	18
Class C	27	13
Institutional Class	8	—
Payments for shares redeemed:
Class A	(14,874,033)	(13,054,111)
Class C	(19,049,638)	(15,033,115)
Institutional Class	(7,032,050)	(7,155,407)
Net decrease in net assets from shares of beneficial interest	(20,975,569)	(23,742,417)

TOTAL DECREASE IN NET ASSETS	(27,783,239)	(25,278,303)

NET ASSETS
Beginning of Year	91,854,970	117,133,273
End of Year **	$64,071,731	$91,854,970

*	Distributions from net investment income and net realized capital gains are combined for the year ended July 31, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information. The distributions to shareholders for the year ended July 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes accumulated net investment loss of $81,542 as of July 31, 2018.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2019	July 31, 2018

SHARE ACTIVITY - Class A
Shares Sold	594,355	133,259
Shares Reinvested	178,185	204,693
Shares Redeemed	(1,247,334)	(993,858)
Net decrease in shares of beneficial interest outstanding	(474,794)	(655,906)

SHARE ACTIVITY - Class C
Shares Sold	51,755	38,730
Shares Reinvested	283,661	279,056
Shares Redeemed	(1,764,659)	(1,222,258)
Net decrease in shares of beneficial interest outstanding	(1,429,243)	(904,472)

SHARE ACTIVITY - Institutional Class
Shares Sold	560,079	189,249
Shares Reinvested	90,760	59,160
Shares Redeemed	(595,457)	(537,349)
Net increase (decrease) in shares of beneficial interest outstanding	55,382	(288,940)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2019	July 31, 2018
FROM OPERATIONS
Net investment income (loss)	$266,261	$(193,606)
Net realized gain from security and futures transactions	419,309	13,159,703
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	(9,719,978)	5,029,604
Net increase/(decrease) in net assets resulting from operations	(9,034,408)	17,995,701

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(38,623)
Institutional Class	—	(344,314)
From net realized gains:
Class A	—	(3,401,605)
Class C	—	(4,800,393)
Institutional Class	—	(8,283,698)
Total Distributions Paid: *
Class A	(1,100,038)	—
Class C	(1,530,685)	—
Institutional Class	(2,852,344)	—
Net decrease in net assets from distributions to shareholders	(5,483,067)	(16,868,633)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,969,127	4,889,364
Class C	1,350,894	2,211,462
Institutional Class	14,471,795	15,813,770
Net asset value of shares issued in reinvestment of distributions:
Class A	957,172	3,096,194
Class C	1,455,365	4,443,822
Institutional Class	2,775,833	8,139,489
Redemption fee proceeds:
Class A	154	166
Class C	6	1
Institutional Class	1,741	566
Payments for shares redeemed:
Class A	(15,274,461)	(9,248,507)
Class C	(13,640,311)	(12,689,479)
Institutional Class	(36,376,017)	(28,763,344)
Net decrease in net assets from shares of beneficial interest	(40,308,702)	(12,106,496)

TOTAL DECREASE IN NET ASSETS	(54,826,177)	(10,979,428)

NET ASSETS
Beginning of Year	175,506,200	186,485,628
End of Year **	$120,680,023	$175,506,200

*	Distributions from net investment income and net realized capital gains are combined for the year ended July 31, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information. The distributions to shareholders for the year ended July 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes accumulated net investment loss of $649,886 as of July 31, 2018.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2019	July 31, 2018
SHARE ACTIVITY - Class A
Shares Sold	377,547	451,054
Shares Reinvested	107,849	295,157
Shares Redeemed	(1,554,191)	(848,630)
Net decrease in shares of beneficial interest outstanding	(1,068,795)	(102,419)

SHARE ACTIVITY - Class C
Shares Sold	141,621	219,111
Shares Reinvested	176,390	450,692
Shares Redeemed	(1,492,470)	(1,253,666)
Net decrease in shares of beneficial interest outstanding	(1,174,459)	(583,863)

SHARE ACTIVITY - Institutional Class
Shares Sold	1,455,224	1,453,574
Shares Reinvested	310,889	772,981
Shares Redeemed	(3,726,184)	(2,651,983)
Net decrease in shares of beneficial interest outstanding	(1,960,071)	(425,428)

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2019	July 31, 2018
FROM OPERATIONS
Net investment income	$702,001	$1,178,604
Net realized gain (loss) from security transactions, futures contracts and swap contracts	(1,341,718)	2,851,732
Net change in unrealized appreciation (depreciation) of securities, futures contracts and swap contracts	335,106	(5,280,609)
Net decrease in net assets resulting from operations	(304,611)	(1,250,273)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(85,562)
Class C	—	(38,438)
Institutional Class	—	(906,391)
From net realized gains:
Class A	—	(268,508)
Class C	—	(152,204)
Institutional Class	—	(2,444,348)
From return of capital:
Class A	—	(54,303)
Class C	—	(12,305)
Institutional Class	—	(343,544)
Total Distributions Paid: *
Class A	(42,255)	—
Class C	(23,911)	—
Institutional Class	(517,387)	—
Net decrease in net assets from distributions to shareholders	(583,553)	(4,305,603)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	560,808	8,346,940
Class C	70,722	1,351,692
Institutional Class	2,628,672	10,551,554
Net asset value of shares issued in reinvestment of distributions:
Class A	32,956	326,601
Class C	23,423	196,413
Class I	508,416	3,287,678
Payments for shares redeemed:
Class A	(1,499,164)	(14,705,167)
Class C	(341,688)	(2,204,994)
Institutional Class	(12,128,808)	(93,595,583)
Net decrease in net assets from shares of beneficial interest	(10,144,663)	(86,444,866)

TOTAL DECREASE IN NET ASSETS	(11,032,827)	(92,000,742)

NET ASSETS
Beginning of Year	30,264,153	122,264,895
End of Year **	$19,231,326	$30,264,153

*	Distributions from net investment income and net realized capital gains are combined for the year ended July 31, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information. The distributions to shareholders for the year ended July 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes accumulated net investment loss of $43,764 as of July 31, 2018.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2019	July 31, 2018
SHARE ACTIVITY - Class A
Shares Sold	71,358	1,028,928
Shares Reinvested	4,239	40,955
Shares Redeemed	(191,668)	(1,780,966)
Net decrease in shares of beneficial interest outstanding	(116,071)	(711,083)

SHARE ACTIVITY - Class C
Shares Sold	9,437	177,867
Shares Reinvested	3,173	25,953
Shares Redeemed	(46,113)	(289,358)
Net decrease in shares of beneficial interest outstanding	(33,503)	(85,538)

SHARE ACTIVITY - Institutional Class
Shares Sold	332,559	1,255,177
Shares Reinvested	64,779	407,300
Shares Redeemed	(1,557,150)	(10,853,937)
Net decrease in shares of beneficial interest outstanding	(1,159,812)	(9,191,460)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2019	July 31, 2018
FROM OPERATIONS
Net investment income	$1,009,437	$25,134
Net realized gain from security transactions, futures contracts and swap contracts	11,033,848	12,492,579
Net change in unrealized appreciation (depreciation) of securities, future contracts and swap contracts	1,738,908	(125,233)
Net increase in net assets resulting from operations	13,782,193	12,392,480

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(1,463,705)
Class C	—	(123,448)
Class I	—	(1,737,914)
Total Distributions Paid: *
Class A	(2,469,880)	—
Class C	(651,141)	—
Class I	(12,581,265)	—
Net decrease in net assets from distributions to shareholders	(15,702,286)	(3,325,067)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,608,195	27,213,550
Class C	579,392	3,188,115
Institutional Class	40,220,893	35,667,958
Net asset value of shares issued in reinvestment of distributions:
Class A	2,190,197	1,297,390
Class C	610,664	104,877
Class I	12,046,587	1,672,441
Redemption fee proceeds:
Class A	552	12,484
Class C	—	119
Institutional Class	775	924
Payments for shares redeemed:
Class A	(21,657,437)	(56,745,374)
Class C	(2,237,400)	(3,151,857)
Institutional Class	(20,765,508)	(30,080,475)
Net increase (decrease) in net assets from shares of beneficial interest	18,596,910	(20,819,848)

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,676,817	(11,752,435)

NET ASSETS
Beginning of Year	110,813,023	122,565,458
End of Year **	$127,489,840	$110,813,023

*	Distributions from net investment income and net realized capital gains are combined for the year ended July 31, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information. The distributions to shareholders for the year ended July 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes accumulated net investment income of $3,013,289 as of July 31, 2018.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2019	July 31, 2018
SHARE ACTIVITY - Class A
Shares Sold	1,171,057	3,368,380
Shares Reinvested	336,144	149,469
Shares Redeemed	(3,145,118)	(7,058,024)
Net decrease in shares of beneficial interest outstanding	(1,637,917)	(3,540,175)

SHARE ACTIVITY - Class C
Shares Sold	86,596	408,921
Shares Reinvested	97,692	12,590
Shares Redeemed	(334,243)	(413,046)
Net increase/(decrease) in shares of beneficial interest outstanding	(149,955)	8,465

SHARE ACTIVITY - Institutional Class
Shares Sold	5,763,105	4,477,114
Shares Reinvested	1,823,991	190,483
Shares Redeemed	(3,053,487)	(3,560,693)
Net increase in shares of beneficial interest outstanding	4,533,609	1,106,904

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	2019	2018	2017	2016	2015
Net asset value, beginning of year	$12.84	$13.03	$12.88	$13.59	$14.65
Activity from investment operations:
Net investment income (1)	0.04	0.03	0.02	0.01	0.02
Net realized and unrealized gain (loss) on investments	0.00 (3)	0.71	0.13 (6)	(0.02)	0.67
Total from investment operations	0.04	0.74	0.15	(0.01)	0.69
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—	—	—	—	(0.09)
Net realized gains	(0.97)	(0.93)	—	(0.70)	(1.66)
Total distributions	(0.97)	(0.93)	—	(0.70)	(1.75)
Net asset value, end of year	$11.91	$12.84	$13.03	$12.88	$13.59
Total return (2)	1.22%	5.69%	1.16%	0.12%	4.89%
Net assets, end of year (000s)	$29,818	$38,242	$47,343	$69,000	$96,648
Ratio of gross expenses to average net assets (4)(7)	1.73%	1.60%	1.56%	1.55%	1.51%
Ratio of net expenses to average net assets (4)	1.72%	1.57%	1.51%	1.55%	1.51%
Ratio of net investment income to average net assets (4)(5)	0.34%	0.19%	0.17%	0.70%	0.17%
Portfolio Turnover Rate	121%	115%	169%	84%	100%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2019	2018	2017	2016	2015
Net asset value, beginning of year	$11.95	$12.27	$12.22	$13.03	$14.11
Activity from investment operations:
Net investment loss (1)	(0.04)	(0.07)	(0.07)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.02)	0.68	0.12 (6)	(0.03)	0.64
Total from investment operations	(0.06)	0.61	0.05	(0.11)	0.56
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net realized gains	(0.97)	(0.93)	—	(0.70)	(1.64)
Total distributions	(0.97)	(0.93)	—	(0.70)	(1.64)
Net asset value, end of year (000s)	$10.92	$11.95	$12.27	$12.22	$13.03
Total return (2)	0.43%	4.95%	0.41%	(0.67)%	4.11%
Net assets, end of year	$23,547	$42,837	$55,091	$81,689	$101,044
Ratio of gross expenses to average net assets (4)(7)	2.48%	2.35%	2.31%	2.30%	2.26%
Ratio of net expenses to average net assets (4)	2.47%	2.32%	2.26%	2.30%	2.26%
Ratio of net investment loss to average net assets (4)(5)	(0.35)%	(0.55)%	(0.57)%	(0.66)%	(0.59)%
Portfolio Turnover Rate	121%	115%	169%	84%	100%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2019	2018	2017	2016	2015
Net asset value, beginning of year	$13.02	$13.16	$12.98	$13.66	$14.73
Activity from investment operations:
Net investment income (1)	0.09	0.06	0.05	0.04	0.06
Net realized and unrealized gain (loss) on investments	(0.02)	0.73	0.13 (6)	(0.02)	0.66
Total from investment operations	0.07	0.79	0.18	0.02	0.72
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—	—	—	—	(0.08)
Net realized gains	(0.97)	(0.93)	—	(0.70)	(1.71)
Total distributions	(0.97)	(0.93)	—	(0.70)	(1.79)
Net asset value, end of year	$12.12	$13.02	$13.16	$12.98	$13.66
Total return (2)	1.44%	6.02%	1.39%	0.35%	5.12%
Net assets, end of year (000s)	$10,707	$10,776	$14,699	$22,872	$35,142
Ratio of gross expenses to average net assets (4)(7)	1.48%	1.35%	1.31%	1.30%	1.26%
Ratio of net expenses to average net assets (4)	1.47%	1.32%	1.26%	1.30%	1.26%
Ratio of net investment income to average net assets (4)(5)	0.74%	0.44%	0.43%	0.31%	0.42%
Portfolio Turnover Rate	121%	115%	169%	84%	100%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	2019	2018	2017	2016	2015
Net asset value, beginning of year	$10.77	$10.70	$10.41	$11.01	$10.24
Activity from investment operations:
Net investment income (1)	0.02	0.00 (3)	0.06	0.03	0.03
Net realized and unrealized gain (loss) on investments	(0.49)	1.07	0.54	(0.02)	0.79
Total from investment operations	(0.47)	1.07	0.60	0.01	0.82
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—	(0.01)	(0.17)	—	—
Net realized gains	(0.36)	(0.99)	(0.14)	(0.61)	(0.05)
Total distributions	(0.36)	(1.00)	(0.31)	(0.61)	(0.05)
Net asset value, end of year	$9.94	$10.77	$10.70	$10.41	$11.01
Total return (2)	(3.93)%	10.23%	5.92%	0.42%	7.99%
Net assets, end of year (000s)	$25,373	$39,007	$39,848	$54,137	$74,537
Ratio of gross expenses to average net assets (4)(6)	1.61%	1.54%	1.58%	1.55%	1.54%
Ratio of net expenses to average net assets (4)	1.61%	1.54%	1.58%	1.55%	1.54%
Ratio of net investment income to average net assets (4)(5)	0.22%	0.01%	0.56%	0.30%	0.24%
Portfolio Turnover Rate	183%	108%	206%	169%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2019	2018	2017	2016	2015
Net asset value, beginning of year	$10.08	$10.13	$9.87	$10.55	$9.86
Activity from investment operations:
Net investment loss (1)	(0.05)	(0.08)	(0.02)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.47)	1.02	0.51	(0.03)	0.77
Total from investment operations	(0.52)	0.94	0.49	(0.07)	0.72
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—	—	(0.09)	—	—
Net realized gains	(0.36)	(0.99)	(0.14)	(0.61)	(0.03)
Total distributions	(0.36)	(0.99)	(0.23)	(0.61)	(0.03)
Net asset value, end of year	$9.20	$10.08	$10.13	$9.87	$10.55
Total return (2)	(4.71)%	9.46%	5.15%	(0.34)%	7.25%
Net assets, end of year (000s)	$31,671	$46,510	$52,682	$61,576	$69,749
Ratio of gross expenses to average net assets (4)(6)	2.36%	2.29%	2.33%	2.30%	2.29%
Ratio of net expenses to average net assets (4)	2.36%	2.29%	2.33%	2.30%	2.29%
Ratio of net investment loss to average net assets (4)(5)	(0.49)%	(0.80)%	(0.21)%	(0.40)%	(0.53)%
Portfolio Turnover Rate	183%	108%	206%	169%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	July 31,		July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2019		2018	2017	2016	2015
Net asset value, beginning of year	$10.82		$10.75	$10.46	$11.03	$10.26
Activity from investment operations:
Net investment income (1)	0.05		0.02	0.08	0.07	0.05
Net realized and unrealized gain (loss) on investments	(0.50)		1.08	0.55	(0.03)	0.80
Total from investment operations	(0.45)		1.10	0.63	0.04	0.85
Paid-in-capital from redemption fees (5)	0.00		0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.00	) (5)	(0.04)	(0.20)	—	(0.01)
Net realized gains	(0.36)		(0.99)	(0.14)	(0.61)	(0.07)
Total distributions	(0.36)		(1.03)	(0.34)	(0.61)	(0.08)
Net asset value, end of year	$10.01		$10.82	$10.75	$10.46	$11.03
Total return (2)	(3.69)%		10.47%	6.20%	0.70%	8.28%
Net assets, end of year (000s)	$63,635		$89,990	$93,955	$115,506	$107,510
Ratio of gross expenses to average net assets (3)(6)	1.36%		1.29%	1.33%	1.30%	1.29%
Ratio of net expenses to average net assets (3)	1.36%		1.29%	1.33%	1.30%	1.29%
Ratio of net investment income to average net assets (3)(4)	0.51%		0.22%	0.77%	0.64%	0.48%
Portfolio Turnover Rate	183%		108%	206%	169%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year
	Ended	Ended	Ended	Year	Year
	July 31,	July 31,	July 31,	Ended	Ended
	2019	2018	2017	July 31,	July 31,
Class A Shares	(Not Consolidated)	(Not Consolidated)	(Not Consolidated)	2016	2015
Net asset value, beginning of year	$7.89	$8.80	$8.89	$8.19	$7.93
Activity from investment operations:
Net investment income (1)	0.20	0.17	0.17	0.03	0.06
Net realized and unrealized gain (loss) on investments	(0.28)	(0.27)	0.14	0.71	0.26
Total from investment operations	(0.08)	(0.10)	0.31	0.74	0.32
Paid-in-capital from redemption fees	—	—	—	0.00 (4)	—
Less distributions from:
Net investment income	(0.17)	(0.17)	(0.37)	(0.04)	(0.06)
Net realized gains	—	(0.56)	(0.03)	—	—
Return of capital	—	(0.08)	—	—	—
Total distributions	(0.17)	(0.81)	(0.40)	(0.04)	(0.06)
Net asset value, end of year	$7.64	$7.89	$8.80	$8.89	$8.19
Total return (2)	(1.08)%	(1.09)%	3.39%	9.10%	4.03%
Net assets, end of year (000s)	$1,561	$2,528	$9,075	$14,835	$7,954
Ratio of gross expenses to average net assets (3)(5)	1.75%	1.58%	1.33%	1.26%	1.65%
Ratio of net expenses to average net assets (5)	1.72%	1.54%	1.32%	1.26%	1.63%
Ratio of net investment income to average net assets (5)(6)	2.52%	2.08%	1.87%	0.38%	0.73%
Portfolio Turnover Rate	307%	279%	263%	71%	480%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year
	Ended	Ended	Ended	Year	Year
	July 31,	July 31,	July 31,	Ended	Ended
	2019	2018	2017	July 31,	July 31,
Class C Shares	(Not Consolidated)	(Not Consolidated)	(Not Consolidated)	2016	2015
Net asset value, beginning of year	$7.50	$8.41	$8.52	$7.89	$7.67
Activity from investment operations:
Net investment income (loss) (1)	0.13	0.10	0.11	(0.03)	(0.00	) (4)
Net realized and unrealized gain (loss) on investments	(0.26)	(0.26)	0.11	0.68	0.25
Total from investment operations	(0.13)	(0.16)	0.22	0.65	0.25
Paid-in-capital from redemption fees	—	—	—	—	—
Less distributions from:
Net investment income	(0.12)	(0.14)	(0.30)	(0.02)	(0.03)
Net realized gains	—	(0.56)	(0.03)	—	—
Return of capital	—	(0.05)	—	—	—
Total distributions	(0.12)	(0.75)	(0.33)	(0.02)	(0.03)
Net asset value, end of year	$7.25	$7.50	$8.41	$8.52	$7.89
Total return (2)	(1.72)%	(1.81)%	2.58%	8.30%	3.22%
Net assets, end of year (000s)	$1,304	$1,601	$2,514	$2,277	$1,382
Ratio of gross expenses to average net assets (3)(5)	2.50%	2.33%	2.08%	2.01%	2.40%
Ratio of net expenses to average net assets (5)	2.47%	2.29%	2.07%	2.01%	2.38%
Ratio of net investment income (loss) to average net assets (5)(6)	1.73%	1.32%	1.35%	(0.34)%	(0.04)%
Portfolio Turnover Rate	307%	279%	263%	71%	480%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year
	Ended	Ended	Ended	Year	Year
	July 31,	July 31,	July 31,	Ended	Ended
	2019	2018	2017	July 31,	July 31,
Institutional Class Shares	(Not Consolidated)	(Not Consolidated)	(Not Consolidated)	2016	2015
Net asset value, beginning of year	$7.97	$8.87	$8.96	$8.25	$7.97
Activity from investment operations:
Net investment income (1)	0.22	0.20	0.19	0.07	0.07
Net realized and unrealized gain (loss) on investments	(0.28)	(0.27)	0.14	0.69	0.28
Total from investment operations	(0.06)	(0.07)	0.33	0.76	0.35
Paid-in-capital from redemption fees	—	—	—	0.00 (3)	—
Less distributions from:
Net investment income	(0.19)	(0.18)	(0.39)	(0.05)	(0.07)
Net realized gains	—	(0.56)	(0.03)	—	—
Return of capital	—	(0.09)	—	—	—
Total distributions	(0.19)	(0.83)	(0.42)	(0.05)	(0.07)
Net asset value, end of year	$7.72	$7.97	$8.87	$8.96	$8.25
Total return (2)	(0.82)%	(0.69)%	3.63%	9.24%	4.41%
Net assets, end of year (000s)	$16,367	$26,135	$110,676	$147,039	$21,129
Ratio of gross expenses to average net assets (4)(6)	1.50%	1.33%	1.08%	1.01%	1.40%
Ratio of net expenses to average net assets (4)	1.47%	1.29%	1.07%	1.01%	1.38%
Ratio of net investment income to average net assets (4)(5)	2.81%	2.40%	2.08%	0.81%	0.87%
Portfolio Turnover Rate	307%	279%	263%	71%	480%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	2019	2018	2017	2016	2015
Net asset value, beginning of year	$7.62	$7.23	$9.64	$9.12	$8.04
Activity from investment operations:
Net investment income (loss) (1)	0.06	(0.01)	(0.07)	(0.11)	(0.21)
Net realized and unrealized gain (loss) on investments	0.73	0.58	(1.64)	0.74	1.29
Total from investment operations	0.79	0.57	(1.71)	0.63	1.08
Paid-in-capital from redemption fees (4)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(1.04)	(0.18)	(0.70)	(0.11)	—
Total distributions	(1.04)	(0.18)	(0.70)	(0.11)	—
Net asset value, end of year	$7.37	$7.62	$7.23	$9.64	$9.12
Total return (2)	12.80%	7.64%	(18.10)%	5.70%	13.43%
Net assets, end of year (000s)	$12,524	$25,422	$49,728	$45,618	$1,718
Ratio of gross expenses to average net assets (3)	1.47%	1.40%	1.37%	1.40%	2.52%
Ratio of net expenses to average net assets	1.43%	1.38%	1.37%	1.40%	2.52%
Ratio of net investment income (loss) to average net assets	0.91%	(0.12)%	(0.88)%	(1.20)%	(2.51)%
Portfolio Turnover Rate	3%	0%	801%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2019	2018	2017	2016	2015
Net asset value, beginning of year	$7.28	$6.92	$9.29	$8.80	$7.82
Activity from investment operations:
Net investment income (loss) (1)	0.01	(0.06)	(0.13)	(0.19)	(0.27)
Net realized and unrealized gain (loss) on investments	0.70	0.56	(1.57)	0.74	1.25
Total from investment operations	0.71	0.50	(1.70)	0.55	0.98
Paid-in-capital from redemption fees (4)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.97)	(0.14)	(0.67)	(0.06)	—
Total distributions	(0.97)	(0.14)	(0.67)	(0.06)	—
Net asset value, end of year	$7.02	$7.28	$6.92	$9.29	$8.80
Total return (2)	11.97%	6.92%	(18.66)%	5.57%	12.53%
Net assets, end of year (000s)	$4,356	$5,607	$5,272	$5,215	$1,035
Ratio of gross expenses to average net assets (3)	2.22%	2.15%	2.12%	2.15%	3.27%
Ratio of net expenses to average net assets	2.18%	2.13%	2.12%	2.15%	3.27%
Ratio of net investment income (loss) to average net assets	0.10%	(0.83)%	(1.64)%	(1.95)%	(3.26)%
Portfolio Turnover Rate	3%	0%	801%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2019	2018	2017	2016	2015
Net asset value, beginning of year	$7.72	$7.32	$9.74	$9.21	$8.10
Activity from investment operations:
Net investment income (loss) (1)	0.07	0.01	(0.05)	(0.09)	(0.19)
Net realized and unrealized gain (loss) on investments	0.75	0.59	(1.66)	0.75	1.30
Total from investment operations	0.82	0.60	(1.71)	0.66	1.11
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(1.10)	(0.20)	(0.71)	(0.13)	—
Total distributions	(1.10)	(0.20)	(0.71)	(0.13)	—
Net asset value, end of year	$7.44	$7.72	$7.32	$9.74	$9.21
Total return (2)	13.12%	7.88%	(17.94)%	5.75%	13.70%
Net assets, end of year (000s)	$110,610	$79,783	$67,565	$64,046	$1,159
Ratio of gross expenses to average net assets (4)	1.21%	1.15%	1.12%	1.15%	2.27%
Ratio of net expenses to average net assets	1.18%	1.13%	1.12%	1.15%	2.27%
Ratio of net investment income (loss) to average net assets	1.03%	0.18%	(0.65)%	(0.95)%	(2.26)%
Portfolio Turnover Rate	3%	0%	801%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
July 31, 2019

1.	ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”), the Arrow Dynamic Income Fund (“ADIF”) and the Arrow Managed Futures Strategy Fund (“AMFSF”) (Each a “Fund” and collectively, the “Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds are diversified funds. ADTF is a fund of funds. ADBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. ADIF seeks income and long term capital appreciation with an emphasis on absolute (positive) returns, low volatility and low correlation to the equity and fixed income markets. AMFSF seeks long-term capital appreciation and to achieve absolute returns.

Each Fund was reorganized on March 1, 2012, from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of the Trust. As a series of the Trust, each Fund is a continuation of a predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08. Fund level income and expenses,

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the Funds. Class specific expenses are allocated to that share class.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds (other than ETFs) are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are generally a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by Arrow Investment Advisors, LLC (the “Advisor”) and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2019 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$13,582,723	$—	$—	$13,582,723
Exchange Traded Funds	46,418,610	—	—	46,418,610
Purchased Put Options	309,600	—	—	309,600
Money Market Fund	1,757,949	—	—	1,757,949
Open Swap Contracts *	—	97,791	—	97,791
Variation Margin-Open Long & Short Futures Contracts *	159,518	—	—	159,518
Total	$62,228,400	$97,791	$—	$62,326,191
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$561,780	$—	$—	$561,780
Open Swap Contracts *	—	21,057	—	21,057
Total	$561,780	$21,057	$—	$582,837

Arrow DWA Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$120,883,527	$—	$—	$120,883,527
Money Market Fund	6,879	—	—	6,879
Total	$120,890,406	$—	$—	$120,890,406

Arrow Dynamic Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,650,444	$—	$—	$11,650,444
Mutual Funds	5,617,597	—	—	5,617,597
Money Market Fund	1,558,572	—	—	1,558,572
Variation Margin-Open Long Futures Contract	41,250	—	—	41,250
Total	$18,867,863	$—	$—	$18,867,863
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$—	$26,833	$—	$26,833
Total	$—	$26,833	$—	$26,833

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$47,038,729	$—	$—	$47,038,729
Money Market Fund	58,879,395	—	—	58,879,395
U.S. Treasury Bill	—	45,656,136	—	45,656,136
Open Swap Contracts *	—	1,699,088	—	1,699,088
Total	$105,918,124	$47,355,224	$—	$153,273,348
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$—	$375,288	$—	$375,288
Total	$—	$375,288	$—	$375,288

The Funds did not hold any Level 3 securities at the end of the year.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of July 31, 2019.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

See Consolidated Portfolios of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – ADWAB Fund Limited (“ADB-CFC”), ADWAT Fund Limited (“ADT-CFC”), and Arrow MFT Fund Limited (“AMFS-CFC”) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADBF, ADTF, and AMFSF include the accounts of ADB-CFC, ADT-CFC, and AMFS-CFC, respectively, which are wholly-owned and controlled subsidiaries. ADIF’s prior years’ financial highlights were consolidated with Northern Lights SPC (AAS-CFC). All inter-company accounts and transactions have been eliminated in consolidation.

The Funds, except ADIF, may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

The CFCs utilize commodity-based derivative products to facilitate the Funds’ pursuit of their investment objectives. In accordance with their investment objectives and through their exposure to the aforementioned commodity-based derivative products, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – The Funds’ exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Funds. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk – The Funds may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Funds.

Swap Counterparty Credit Risk – The Funds are subject to credit risk on the amount the Funds expect to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities held by the Funds are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Funds return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Taxation Risk – By investing in commodities indirectly through a CFC, the Funds will obtain exposure to the commodities markets within the federal tax requirements that apply to the Funds. However, any income received from the CFC will be passed through to each Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk – Each CFC will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and CFC, respectively, are organized, could result in the inability of each Fund and/or CFC to operate as described in the Prospectus and could negatively affect each Fund and their shareholders. Your cost of investing in a Fund will be higher because you indirectly bear the expenses of its CFC.

A summary of the Funds’ investments in the CFCs are as follows:

		CFC Net Assets at	% of Total Net Assets at
	Inception Date of CFC	July 31, 2019	July 31, 2019
ADB-CFC	12/5/2012	$2,359,254	3.68%
ADT-CFC	12/12/2011	18,074	0.01%
AMFS-CFC	7/23/2010	17,763,448	13.93%

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – ADBF and ADTF intend to distribute substantially all of their net investment income at least annually and net capital gain annually. AMFSF intends to distribute substantially all of its investment income at least quarterly and net capital gain annually. ADIF intends to distribute substantially all of its investment income at least monthly and net capital gain annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
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Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2016 – July 31, 2018, or expected to be taken in the Funds’ July 31, 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, if any.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations.

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, that Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/ moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

Derivatives Disclosure

Fair Values of Derivative Instruments in ADBF as of July 31, 2019:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Financial Index Swap:	Unrealized appreciation on swap contracts	$97,791	Unrealized depreciation on swap contracts	$—

Commodity Index Swap:	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	21,057

Futures - Commodity contracts:	Variation margin - due from broker	159,518	Variation margin - due from broker	—

Purchased and Written Options	Investments Securities: Unaffiliated companies at value	309,600	Options written at value	561,780
		$566,909		$582,837

Fair Values of Derivative Instruments in ADIF as of July 31, 2019:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Futures - Interest contracts:	Variation margin - due from broker	$41,250	Variation margin - due from broker	$—

Credit Default Swap Contract:	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	26,833
		$41,250		$26,833

Fair Values of Derivative Instruments in AMFSF as of July 31, 2019:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Financial Index Swap:	Unrealized appreciation on swap contracts	$1,699,088	Unrealized depreciation on swap contracts	$—

Commodity Index Swap:	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	375,288
		$1,699,088		$375,288

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The effect of Derivative Instruments on the Consolidated Statements of Operations for the year ended July 31, 2019:

ABDF

	Commodity	Financial	Equity	Currency
Location	Contracts	Contracts	Contracts	Contracts	Total
Net realized gain (loss) on:
Futures contracts	$(627,927)	$—	$—	$216,943	$(410,984)
Swap contracts	(658,746)	628,504	—	—	(30,242)
Total net realized gain (loss)	$(1,286,673)	$628,504	$—	$216,943	$(441,226)

Net change in unrealized appreciation (depreciation)
Futures contracts	$207,651	$—	$—	$(8,805)	$198,846.00
Swap contracts	89,343	10,911	—	—	100,254
Purchased Options	—	—	(260,400)	—	(260,400)
Written Options	—	—	(311,580)	—	(311,580)
Total net change in unrealized appreciation (depreciation)	$296,994	$10,911	$(571,980)	$(8,805)	$(272,880)

ADTF

	Commodity	Financial
Location	Contracts	Contracts	Total
Net realized gain (loss) on:
Futures contracts	$(8,035,663)	$9,358	$(8,026,305)
Total net realized gain (loss)	$(8,035,663)	$9,358	$(8,026,305)

Net change in unrealized appreciation (depreciation)
Futures	$1,399,585	$—	$1,399,585
Total net change in unrealized appreciation (depreciation)	$1,399,585	$—	$1,399,585

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

ADIF

		Interest
Location	Credit Contracts	Contracts	Total
Net realized gain (loss) on:
Futures contracts	$—	$(448,990)	$(448,990)
Swap contracts	180,792	(304,601)	(123,809)
Total net realized gain (loss)	$180,792	$(753,591)	$(572,799)

Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$62,438	$62,438
Swap contracts	(70,597)	—	(70,597)
Total net change in unrealized appreciation (depreciation)	$(70,597)	$—	$(8,159)

AMFSF

	Commodity	Financial
Location	Contracts	Contracts	Total
Net realized gain (loss) on:
Swap contracts	$(10,425,766)	$21,488,264	$11,062,498
Total net realized gain (loss)	$(10,425,766)	$21,488,264	$11,062,498

Net change in unrealized appreciation (depreciation)
Swap contracts	$985,267	$719,404	$1,704,671
Total net change in unrealized appreciation (depreciation)	$985,267	$719,404	$1,704,671

Credit Facility – The Funds have collectively entered into a $15 million secured Revolving Credit Agreement (the “Agreement”) with MUFG Union Bank, National Association. Under the terms of the Agreement, each Fund may not exceed the limit on borrowing money set forth in the Registration Statement of that Fund and the borrowing will be used only for temporary or emergency purposes including the financing of redemptions. Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing. The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

During the year ended July 31, 2019, the Funds did not incur any interest expense (including origination fees) related to the borrowings. At July 31, 2019, there were no outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the year ended July 31, 2019, each Fund is subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at July 31, 2019.

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Statements of Assets	Presented in the Statements	Financial	Cash Collateral
	Recognized Assets	& Liabilities	of Assets & Liabilities	Instruments	Received/(Pledged)	Net Amount
ADBF
Swap Contracts - Morgan Stanley	$97,791	$—	$97,791	$—	$—	$97,791
Purchased Options	309,600		309,600	—	—	309,600
Future Contracts - Goldman Sachs	159,518		159,518	—	—	159,518
Total	$566,909	$—	$566,909	$—	$—	$566,909
ADIF
Future Contracts	$41,250	$—	$41,250	$—	$—	$41,250
Total	$41,250	$—	$41,250	$—	$—	$41,250
AMFSF
Swaps Contracts - Morgan Stanley	$1,699,088	$—	$1,699,088	$—	$—	$1,699,088
Total	$1,699,088	$—	$1,699,088	$—	$—	$1,699,088

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

				Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Statements of Assets	Presented in the Statements	Financial	Cash Collateral
Description	Recognized Liabilities	& Liabilities	of Assets & Liabilities	Instruments	Pledged (1)	Net Amount
ADBF
Swap Contracts- Morgan Stanley	$21,057	$—	$21,057	$—	$21,057	$—
Options Written	561,780	—	561,780	—	561,780	—
Total	$582,837	$—	$582,837	$—	$582,837	$—

ADIF
Swaps Contracts - Goldman Sachs	$26,833	$—	$26,833	$—	$26,833	$—
Total	$26,833	$—	$26,833	$—	$26,833	$—

AMFSF
Swap Contracts - Morgan Stanley	$375,288	$—	$375,288	$—	$375,288	$—
Total	$375,288	$—	$375,288	$—	$375,288	$—

(1)	Collateral shown is limited to liability amount.

4.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2019, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
ADBF	$79,705,854	$99,415,466
ADTF	234,317,671	254,345,789
ADIF	66,201,561	76,962,450
AMFSF	1,504,050	9,794,388

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of ADBF and ADTF average daily net assets, 0.75% of ADIF average daily net assets, and 0.85% of AMFSF average daily net assets.

Pursuant to an exemptive order, ADBF, ADTF, ADIF and AMFSF each invested a portion of their assets in the other Arrow Funds. ADBF invested in Arrow Dogs of the World ETF (DOGS), Arrow QVM ETF (QVM), Arrow DWA Country Rotation ETF (DWCR) and Arrow Reserve Capital Management ETF (ARCM). ADTF, ADIF and AMFSF each invested in the ARCM. The Advisor has agreed to waive 0.05% of its advisory fee on the portion of ADBF’s assets that are invested in the DWCR and QVM. The Advisor has agreed to waive 0.10% of its advisory fee on the portion of ADBF, ADTF, ADIF and AMFSF’s assets that are invested in the ARCM. Effective March 1, 2019 the advisor reduced the waiver to 0.05% on assets that are invested in the ARCM. For the years ended July 31, 2019, the Advisor waived $10,270, $308, $8,635 and $38,791, in ADBF, ADTF, ADIF and AMFSF, respectively, pursuant to its agreement.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the year ended July 31, 2019, the Distributor received $187,261, of which $28,532 was retained in commissions.

Gemini Fund Services, LLC (“GFS”) – GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Compliance Services, LLC (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

6.	REDEMPTION FEES

The Funds, except for ADIF, may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year ended July 31, 2019, ADBF, ADTF, ADIF and AMFSF assessed $60, $1,901, $0, and $1,327 respectively, in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

ADBF, ADTF, ADIF and AMFSF currently invest a portion of their assets in the Arrow Reserve Capital Management ETF (“ARCM”), a Fund advised by the same Advisor. ARCM is registered under the 1940 Act, as an open-end management investment company. ARCM’s investment objective seeks to preserve capital while maximizing current income. ARCM’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem their investment in ARCM at any time if the Advisor determines that it is in the best interest of each Fund and its shareholders to do so. Each Fund’s performance will be directly affected by the performance of ARCM. The financial statements of ARCM, including the portfolio of investments, can be found at ARCM’s website, www.arrowfunds.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of July 31, 2019, ADBF owns 5.3%, ADTF owns 0.2%, ADIF owns 12.2% and AMFSF owns 76.9% of ARCM. As of July 31, 2019, the percentage of ADBF, ADTF, ADIF and AMFSF’s net assets invested in ARCM was 5.0%, 0.1%, 38.9% and 36.9%, respectively.

ADBF currently invests a portion of its assets in the Arrow DWA Country Rotation ETF (DWCR), a fund advised by the same Advisor. DWCR is registered under the 1940 Act, as an open-end management investment company. DWCR’s investment objective seeks long-term capital appreciation by tracking the investment results of the Dorsey Wright Country and Stock Momentum Index. DWCR’s securities valuation policies are similar to ADBF’s policies. ADBF may sell or redeem its investment in DWCR at any time if the Advisor determines that it is in the best interest of ADBF and its shareholders to do so. The performance of ADBF will be directly affected by the performance of DWCR. The financial statements of DWCR, including the portfolio of investments, can be found at DWCR’s website, www.arrowfunds.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

conjunction with the ADBF financial statements. As of July 31, 2019, ADBF owns 87.4% of DWCR. As of July 31, 2019, the percentage of ADBF’s net assets invested in DWCR was 20.4%.

ADBF currently invests a portion of its assets in the Arrow Dogs of the World ETF (DOGS), a fund advised by the same Advisor. DOGS is registered under the 1940 Act, as an open-end management investment company. DOGS’s investment objective seeks long-term capital appreciation by tracking the investment results of the AI Dogs of the World ex US Total Return Index. DOGS’s securities valuation policies are similar to ADBF’s policies. ADBF may sell or redeem its investment in DOGS at any time if the Advisor determines that it is in the best interest of ADBF and its shareholders to do so. The performance of ADBF will be directly affected by the performance of DOGS. The financial statements of DOGS, including the portfolio of investments, can be found at DOGS website, www.arrowfunds.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the ADBF financial statements. As of July 31, 2019, ADBF owns 54.3% of DOGS. As of July 31, 2019, the percentage of ADBF’s net assets invested in DOGS was 4.3%.

AMFSF currently invests a portion of its assets in the Fidelity Investments Money Market Fund - Government Portfolio - Class I ("Fidelity"). Fidelity is registered under the 1940 Act as open-end management investment companies. AMFSF may redeem its investment in Fidelity at any time if the Advisor determined that it is the best interest of AMFSF and its shareholders to do so. The performance of AMFSF will be directly affected by the performance of Fidelity. The financial statements of Fidelity, including their portfolios of investments, can be found at the Securities and Exchange Commission's website, www.sec.gov, and should be read in conjunction with AMFSF financial statements. As of July 31, 2019, the percentage of the Fund's net assets invested in Fidelity Investments Money Market Fund - Government Portfolio - Class I was 46.2%.

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at July 31, 2019 are noted in the Funds’ Consolidated Portfolios of Investments. Transactions during the year ended July 31, 2019 with companies which are affiliates are as follows:

ADBF
								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited to	Value - End	Appreciation/	End of
Cusip	Description	Year	Purchases	Proceeds	Gain/Loss	Income	of Year	(Depreciation)	Year
042765776	Arrow Reserve Capital Management ETF	$3,006,000	$6,242,258	$(5,984,622)	$(24,408)	$65,284	$3,233,052	$(6,176)	32,229
042765685	Arrow DWA Country Rotation ETF	17,992,400	27,157	(3,608,833)	(490,592)	380,488	13,036,302	(883,830)	488,617
042765693	Arrow Dogs of the World ETF	—	2,710,610	—	—	4,850	2,784,731	74,121	54,497
042765784	Arrow QVM Equity Factor ETF	—	1,127,677	(1,206,434)	78,757	19,022	—	—	—
		$20,998,400	$10,107,702	$(10,799,889)	$(436,243)	$469,644	$19,054,085	$(815,885)

ADTF
								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited to	Value - End	Appreciation/	End of
Cusip	Description	Year	Purchases	Proceeds	Gain/ Loss	Income	of Year	(Depreciation)	Year
042765776	Arrow Reserve Capital Management ETF	$140,280	$—	$—	$—	$3,314	$140,441	$161	1,400

ADIF
								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited to	Value - End	Appreciation/	End of
Cusip	Description	Year	Purchases	Proceeds	Loss	Income	of Year	(Depreciation)	Year
042765776	Arrow Reserve Capital Management ETF	$13,514,653	$—	$(6,017,298)	$(6,712)	$242,426	$7,490,198	$(445)	74,667

AMFSF
								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited to	Value - End	Appreciation/	End of
Cusip	Description	Year	Purchases	Proceeds	Gain/ Loss	Income	of Year	(Depreciation)	Year
042765776	Arrow Reserve Capital Management ETF	$55,301,404	$1,504,050	$(9,794,388)	$(27,572)	$1,154,813	$47,038,729	$55,235	468,910

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

No cross trades for the year ended July 31, 2019 were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act (the “17a-7 Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust. The Board determines no less frequently than quarterly that such transactions were effected in compliance with the 17a-7 Procedures.

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended July 31, 2019 and July 31, 2018 was as follows:

For the year ended July 31, 2019:
	Ordinary	Long-Term
	Income	Capital Gains	Total
ADBF	$1,340,380	$4,902,460	$6,242,840
ADTF	1,342,444	4,140,623	5,483,067
ADIF	583,553	—	583,553
AMFSF	15,702,286	—	15,702,286

For the year ended July 31, 2018:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
ADBF	$—	$7,624,669	$—	$7,624,669
ADTF	12,976,177	3,892,456	—	16,868,633
ADIF	3,698,230	197,221	410,152	4,305,603
AMFSF	3,325,067	—	—	3,325,067

As of July 31, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings/(Deficits)
ADBF	$498,846	$431,566	$—	$—	$148,473	$3,391,107	$4,469,992
ADTF	184,573	6,340,492	—	—	—	7,211,441	13,736,506
ADIF	330,259	—	(1,526,675)	(101,214)	—	38,117	(1,259,513)
AMFSF	12,343,239	—	—	(893,225)	(375,288)	36,915	11,111,641

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to adjustments for the Funds’ wholly owned subsidiaries, the tax deferral of losses on wash sales, and mark-to-market on open futures, options and swap contracts.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
ADBF	$—
ADTF	—
ADIF	1,526,675
AMFSF	—

At July 31, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring		Capital Loss Carry Forward	Capital Loss Carry Forward
	Short-Term	Long-Term	Total	Expired	Utilized
ADBF	$—	$—	—	—	—
ADTF	—	—	—	—	—
ADIF	101,214	—	101,214	—	—
AMFSF	732,574	160,651	893,225	123,374	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, equalization debits, the expiration of capital loss carry forwards, and adjustments for the Funds’ wholly owned subsidiaries, resulted in reclassifications for the Funds for the fiscal year ended July 31, 2019 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
ADBF	$1,407,433	$(1,407,433)
ADTF	(5,335,062)	5,335,062
ADIF	70,118	(70,118)
AMFSF	(11,346,363)	11,346,363

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
ADBF	$58,677,963	$5,041,491	$(1,650,384)	$3,391,107	*
ADTF	113,678,965	7,326,809	(115,368)	$7,211,441
ADIF	18,788,496	51,019	(12,902)	$38,117
AMFSF	151,537,345	60,119	(23,204)	$36,915

*	The unrealized appreciation in the table above includes tax unrealized depreciation of the subsidiary of $(10,012)

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2019

11.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adopted with these financial statements.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been adopted with these financial statements.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Arrow Investments Trust

and the Shareholders of Arrow DWA Balanced Fund, Arrow DWA Tactical Fund,

Arrow Dynamic Income Fund, and Arrow Managed Futures Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated (where noted) statements of assets and liabilities of Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Dynamic Income Fund, and Arrow Managed Futures Strategy Fund, each a series of shares of beneficial interest in Arrow Investments Trust (the “Funds”), including the consolidated (where noted) portfolios of investments, as of July 31, 2019, and the related consolidated (where noted) statements of operations for the year then ended, the consolidated (where noted) statements of changes in net assets for each of the years in the two-year period then ended and the consolidated (where noted) financial highlights for each of the years in the five-year period then ended, and the related consolidated (where noted) notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated (where noted) financial position of the Funds as of July 31, 2019, and the results of their consolidated (where noted) operations for the year then ended, the consolidated (where noted) changes in their net assets for each of the years in the two-year period then ended and their consolidated (where noted) financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian, counterparties, and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Arrow Investments Trust since 2012. We also served as the auditor of one or more of the Funds in the Funds’ former trust from 2006 through 2012.

Philadelphia, Pennsylvania

September 27, 2019

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)
July 31, 2019

As a shareholder of the Arrow DWA Balanced Fund, the Arrow DWA Tactical Fund, the Arrow Dynamic Income Fund, or the Arrow Managed Futures Strategy Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 through July 31, 2019.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	2/1/2019	7/31/2019	2/1/2019 - 7/31/2019	2/1/2019 - 7/31/2019
DWA Balanced - Class A	$1,000.00	$1,062.40	$8.74	1.71%
DWA Balanced - Class C	1,000.00	1,059.20	12.56	2.46%
DWA Balanced - Institutional Class	1,000.00	1,064.10	7.47	1.46%

DWA Tactical - Class A	1,000.00	1,066.00	8.55	1.67%
DWA Tactical - Class C	1,000.00	1,061.80	12.37	2.42%
DWA Tactical - Institutional Class	1,000.00	1,066.90	7.28	1.42%

Dynamic Income - Class A	1,000.00	1,004.10	8.55	1.72%
Dynamic Income - Class C	1,000.00	1,001.19	12.25	2.47%
Dynamic Income - Institutional Class	1,000.00	1,006.63	7.31	1.47%

Managed Futures Strategy - Class A	1,000.00	1,268.20	7.82	1.39%
Managed Futures Strategy - Class C	1,000.00	1,262.60	12.00	2.14%
Managed Futures Strategy - Institutional Class	1,000.00	1,269.30	6.42	1.14%

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
July 31, 2019

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Hypothetical	2/1/2019	7/31/2019	2/1/2019 - 7/31/2019	2/1/2019 - 7/31/2019
(5% return before expenses)
DWA Balanced - Class A	$1,000.00	$1,016.31	$8.55	1.71%
DWA Balanced - Class C	1,000.00	1,012.60	12.28	2.46%
DWA Balanced - Institutional Class	1,000.00	1,017.55	7.30	1.46%

DWA Tactical - Class A	1,000.00	1,016.51	8.35	1.67%
DWA Tactical - Class C	1,000.00	1,012.79	12.08	2.42%
DWA Tactical - Institutional Class	1,000.00	1,017.75	7.10	1.42%

Dynamic Income - Class A	1,000.00	1,016.27	8.60	1.72%
Dynamic Income - Class C	1,000.00	1,012.55	12.33	2.47%
Dynamic Income - Institutional Class	1,000.00	1,017.50	7.35	1.47%

Managed Futures Strategy - Class A	1,000.00	1,017.90	6.96	1.39%
Managed Futures Strategy - Class C	1,000.00	1,014.19	10.68	2.14%
Managed Futures Strategy - Institutional Class	1,000.00	1,019.15	5.71	1.14%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2019

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees. The address of each Trustee and Officer is 6100 Chevy Chase Drive, Suite 100, Laurel, Maryland 20707, unless otherwise noted.

Non-Interested Trustees

Name, Address and Year of Birth of Independent Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Independent Trustee	Other Directorships Held by Independent Trustee during the past 5 years
Paul Montgomery Year of Birth: 1953	Trustee	Since Sept. 2011	Director of Research Scotia Partners, LLC (since 2012)	10	Arrow ETF Trust (since March 2014)
Thomas T. Sarkany Year of Birth: 1946	Trustee	Since March 2014	Founder and President, TTS Consultants, LLC, 2010 – present.	10	Northern Lights Fund Trust IV (since July 2015); Arrow ETF Trust (since 2011), Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors since 1981
Robert S. Andrialis Year of Birth: 1944	Trustee	Since March 2014	Currently Independent Consultant; Formerly President, Secured Growth Quantitative Research, 2011– 2014.	10	Arrow ETF Trust (since 2011)

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2019

Interested Trustees and Officers

Name, Address and Year of Birth of Interested Trustees and Officers	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex (1) Overseen by Independent Trustee	Other Directorships Held by Independent Trustee during the past 5 years
Joseph Barrato Year of Birth: 1965	Trustee, President & Principal Executive Officer	Since Sept. 2011	Founder and Chief Executive Officer, Arrow Investment Advisor, LLC (registered investment adviser), 2006-present.	10	Arrow ETF Trust (since 2012)
Sam Singh Year of Birth:1976	Principal Financial Officer and Treasurer	Since Oct 2013	Vice President, GFS (since January 2015); Assistant Vice President, GFS (2011-2014)	N/A	N/A
Jake Griffith Year of Birth: 1978	Secretary	Since Sept. 2011	Founder and President, Director of Sales, Arrow Investment Advisors (since 2006)	N/A	N/A
Richard A. Malinowski Year of Birth: 1983	Assistant Secretary	Since June 2019	Senior Vice President, GFS (since 2017), Vice President and Counsel, GFS (2016-2017), Assistant Vice President, GFS (2012-2016)	N/A	N/A
Sothara Chin Year of Birth: 1966	Chief Compliance Officer	Since Feb. 2018; 2011-2015	Managing Partner of Fit Compliance, LLC (since 2017); Chief Operations and Chief Compliance Officer of ImpactUs Marketplace, LLC (2015- 2017); Chief Compliance Officer of Arrow Investment Advisors, LLC (2011-2015)	N/A	N/A

*	This is the year the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

[1]	The term “Fund Complex” refers to the Trust and Arrow ETF Trust.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-277-6933.

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Robert S. Andrialis is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Andrialis is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2019 - $ 67,000

2018 - $ 66,500

(b)	Audit-Related Fees

2019 – None

2018 – None

(c)	Tax Fees

2019 - $ 10,800

2018 - $ 10,800

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2019 – None

2018 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2019 2018

Audit-Related Fees: 0.00% 0.00%

Tax Fees: 0.00% 0.00%

All Other Fees: 0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2019 - $10,800

2018 - $10,800

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/9/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/9/19

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/9/19